Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
United States Treasury Note/Bond	0.375%	11/30/25	27,175	27,188
United States Treasury Note/Bond	0.625%	11/30/27	202,590	202,622
Total U.S. Government and Agency Obligations (Cost $229,938)				229,810
Corporate Bonds (98.6%)
Communications (7.4%)
Alphabet Inc.	1.998%	8/15/26	49,173	52,741
Alphabet Inc.	0.800%	8/15/27	19,850	19,754
Alphabet Inc.	1.100%	8/15/30	38,385	38,054
America Movil SAB de CV	3.625%	4/22/29	20,270	23,171
America Movil SAB de CV	2.875%	5/7/30	26,624	29,043
AT&T Inc.	3.875%	1/15/26	11,566	13,252
AT&T Inc.	4.125%	2/17/26	45,524	52,821
AT&T Inc.	2.950%	7/15/26	26,303	29,090
AT&T Inc.	3.800%	2/15/27	15,639	17,880
AT&T Inc.	4.250%	3/1/27	36,666	42,929
AT&T Inc.	2.300%	6/1/27	54,602	57,881
AT&T Inc.	1.650%	2/1/28	51,794	52,524
AT&T Inc.	4.100%	2/15/28	50,007	58,769
AT&T Inc.	4.350%	3/1/29	66,573	79,042
AT&T Inc.	4.300%	2/15/30	67,061	80,005
Baidu Inc.	1.720%	4/9/26	4,600	4,636
Baidu Inc.	3.625%	7/6/27	9,725	10,721
Baidu Inc.	4.375%	3/29/28	6,550	7,546
Baidu Inc.	4.875%	11/14/28	18,425	22,113
Baidu Inc.	3.425%	4/7/30	9,714	10,825
Booking Holdings Inc.	3.600%	6/1/26	25,034	27,945
Booking Holdings Inc.	4.500%	4/13/27	11,721	13,845
Booking Holdings Inc.	3.550%	3/15/28	11,541	13,081
Booking Holdings Inc.	4.625%	4/13/30	29,864	36,692
British Telecommunications plc	5.125%	12/4/28	11,884	14,548
Charter Communications Operating LLC	3.750%	2/15/28	28,095	31,464
Charter Communications Operating LLC	4.200%	3/15/28	34,925	39,908
Charter Communications Operating LLC	5.050%	3/30/29	19,471	23,556
Comcast Corp.	3.150%	3/1/26	41,934	46,759
Comcast Corp.	2.350%	1/15/27	33,227	35,667
Comcast Corp.	3.300%	2/1/27	33,372	37,669
Comcast Corp.	3.300%	4/1/27	9,603	10,833
Comcast Corp.	3.150%	2/15/28	35,837	40,353
Comcast Corp.	3.550%	5/1/28	13,558	15,646
Comcast Corp.	4.150%	10/15/28	79,485	95,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.650%	2/1/30	44,174	48,201
	Comcast Corp.	3.400%	4/1/30	40,738	46,885
	Comcast Corp.	4.250%	10/15/30	31,430	38,756
	Deutsche Telekom International Finance BV	8.750%	6/15/30	77,541	122,669
	Discovery Communications LLC	4.900%	3/11/26	12,059	14,136
	Discovery Communications LLC	3.950%	3/20/28	43,244	49,589
	Discovery Communications LLC	4.125%	5/15/29	23,399	27,209
	Discovery Communications LLC	3.625%	5/15/30	28,427	32,209
	Expedia Group Inc.	5.000%	2/15/26	15,020	16,399
[1]	Expedia Group Inc.	4.625%	8/1/27	18,396	20,172
	Expedia Group Inc.	3.800%	2/15/28	26,287	27,581
	Expedia Group Inc.	3.250%	2/15/30	20,207	20,476
	Fox Corp.	4.709%	1/25/29	46,244	55,947
	Fox Corp.	3.500%	4/8/30	12,450	14,163
	Grupo Televisa SAB	4.625%	1/30/26	3,665	4,174
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,797	5,663
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	12,673	15,435
	Koninklijke KPN NV	8.375%	10/1/30	12,500	17,592
	Omnicom Group Inc.	3.600%	4/15/26	35,751	40,508
	Omnicom Group Inc.	2.450%	4/30/30	13,187	13,920
	Omnicom Group Inc.	4.200%	6/1/30	13,142	15,707
	Rogers Communications Inc.	3.625%	12/15/25	8,463	9,528
	Rogers Communications Inc.	2.900%	11/15/26	7,310	8,083
	TCI Communications Inc.	7.875%	2/15/26	7,199	9,691
	TCI Communications Inc.	7.125%	2/15/28	5,940	8,233
	Telefonica Emisiones SA	4.103%	3/8/27	39,329	45,171
	Telefonica Europe BV	8.250%	9/15/30	16,450	25,127
	TELUS Corp.	2.800%	2/16/27	9,188	9,954
	TELUS Corp.	3.700%	9/15/27	4,187	4,747
	Tencent Music Entertainment Group	2.000%	9/3/30	9,300	9,191
[1]	T-Mobile USA Inc.	1.500%	2/15/26	21,173	21,517
[1]	T-Mobile USA Inc.	3.750%	4/15/27	95,197	107,346
[1]	T-Mobile USA Inc.	2.050%	2/15/28	38,937	39,988
[1]	T-Mobile USA Inc.	3.875%	4/15/30	151,794	173,738
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	25,691	28,394
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	22,875	24,063
	TWDC Enterprises 18 Corp.	2.950%	6/15/27	6,390	7,070
	Verizon Communications Inc.	2.625%	8/15/26	58,817	64,161
	Verizon Communications Inc.	4.125%	3/16/27	63,051	74,518
	Verizon Communications Inc.	3.000%	3/22/27	14,756	16,343
	Verizon Communications Inc.	4.329%	9/21/28	88,972	107,912
	Verizon Communications Inc.	3.875%	2/8/29	11,049	12,993
	Verizon Communications Inc.	4.016%	12/3/29	81,524	96,930
	Verizon Communications Inc.	3.150%	3/22/30	39,699	44,590
	Verizon Communications Inc.	1.500%	9/18/30	14,271	14,088
[1]	Verizon Communications Inc.	1.680%	10/30/30	27,810	27,805
	ViacomCBS Inc.	4.000%	1/15/26	12,888	14,680
	ViacomCBS Inc.	2.900%	1/15/27	33,318	36,405
	ViacomCBS Inc.	3.375%	2/15/28	9,915	11,029
	ViacomCBS Inc.	3.700%	6/1/28	14,776	16,737
	ViacomCBS Inc.	4.200%	6/1/29	15,943	18,860
	ViacomCBS Inc.	7.875%	7/30/30	9,557	13,909
	Vodafone Group plc	4.375%	5/30/28	69,328	83,074
	Vodafone Group plc	7.875%	2/15/30	10,556	15,584
	Walt Disney Co.	1.750%	1/13/26	28,701	29,856
	Walt Disney Co.	3.375%	11/15/26	12,457	14,088
	Walt Disney Co.	3.700%	3/23/27	12,296	14,084
	Walt Disney Co.	2.200%	1/13/28	19,994	21,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.000%	9/1/29	45,851	47,528
	Walt Disney Co.	3.800%	3/22/30	26,481	31,409
	Weibo Corp.	3.375%	7/8/30	16,055	16,336
	WPP Finance 2010	3.750%	9/19/24	1	1
					3,209,572
Consumer Discretionary (6.3%)
	Advance Auto Parts Inc.	1.750%	10/1/27	1,348	1,360
	Advance Auto Parts Inc.	3.900%	4/15/30	10,559	12,124
	Alibaba Group Holding Ltd.	3.400%	12/6/27	53,404	59,816
	Amazon.com Inc.	5.200%	12/3/25	13,358	16,132
	Amazon.com Inc.	1.200%	6/3/27	35,249	35,794
	Amazon.com Inc.	3.150%	8/22/27	73,219	83,205
	Amazon.com Inc.	1.500%	6/3/30	47,201	48,009
[2]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	226	184
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,695	2,634
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	9,449	9,248
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	9,892	9,490
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,472	6,205
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	7,086	6,912
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,733	10,145
	American Honda Finance Corp.	2.300%	9/9/26	8,105	8,716
	American Honda Finance Corp.	2.350%	1/8/27	12,427	13,252
	American Honda Finance Corp.	3.500%	2/15/28	8,557	9,772
	Aptiv plc	4.250%	1/15/26	10,374	11,937
	Aptiv plc	4.350%	3/15/29	6,105	7,063
	AutoNation Inc.	3.800%	11/15/27	11,048	12,194
	AutoNation Inc.	4.750%	6/1/30	9,361	11,245
	AutoZone Inc.	3.125%	4/21/26	7,491	8,234
	AutoZone Inc.	3.750%	6/1/27	13,404	15,397
	AutoZone Inc.	3.750%	4/18/29	28,197	32,448
	AutoZone Inc.	4.000%	4/15/30	14,582	17,184
	Best Buy Co. Inc.	4.450%	10/1/28	10,395	12,415
	Best Buy Co. Inc.	1.950%	10/1/30	10,904	10,896
	Block Financial LLC	3.875%	8/15/30	15,755	16,827
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	23,350	24,883
	Choice Hotels International Inc.	3.700%	12/1/29	3,519	3,805
	Cintas Corp. No. 2	3.700%	4/1/27	18,084	20,826
	Darden Restaurants Inc.	3.850%	5/1/27	9,406	10,251
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	294	294
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	16,125	15,859
	DR Horton Inc.	1.400%	10/15/27	11,550	11,543
	eBay Inc.	3.600%	6/5/27	15,082	17,063
	eBay Inc.	2.700%	3/11/30	28,740	30,729
	Emory University	2.143%	9/1/30	8,230	8,597
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	15,006	16,678
	General Motors Co.	4.200%	10/1/27	20,717	23,287
	General Motors Co.	6.800%	10/1/27	27,017	34,634
	General Motors Co.	5.000%	10/1/28	17,912	21,245
	General Motors Financial Co. Inc.	5.250%	3/1/26	25,270	29,555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	4.000%	10/6/26	33,418	37,327
General Motors Financial Co. Inc.	4.350%	1/17/27	24,047	27,287
General Motors Financial Co. Inc.	2.700%	8/20/27	3,384	3,565
General Motors Financial Co. Inc.	3.850%	1/5/28	11,621	12,901
General Motors Financial Co. Inc.	5.650%	1/17/29	18,877	23,255
General Motors Financial Co. Inc.	3.600%	6/21/30	15,216	16,962
Genuine Parts Co.	1.875%	11/1/30	10,989	10,882
Hasbro Inc.	3.550%	11/19/26	15,486	17,081
Hasbro Inc.	3.500%	9/15/27	6,507	7,024
Hasbro Inc.	3.900%	11/19/29	21,915	24,509
Home Depot Inc.	3.000%	4/1/26	28,385	31,599
Home Depot Inc.	2.125%	9/15/26	18,421	19,797
Home Depot Inc.	2.500%	4/15/27	28,330	30,948
Home Depot Inc.	2.800%	9/14/27	20,380	22,650
Home Depot Inc.	3.900%	12/6/28	15,599	18,698
Home Depot Inc.	2.950%	6/15/29	44,994	50,857
Home Depot Inc.	2.700%	4/15/30	28,315	31,409
Hyatt Hotels Corp.	4.850%	3/15/26	11,244	12,400
Hyatt Hotels Corp.	4.375%	9/15/28	13,267	14,442
Hyatt Hotels Corp.	5.750%	4/23/30	2,575	3,062
JD.com Inc.	3.875%	4/29/26	12,700	14,146
JD.com Inc.	3.375%	1/14/30	13,160	14,289
Las Vegas Sands Corp.	3.500%	8/18/26	20,832	21,895
Las Vegas Sands Corp.	3.900%	8/8/29	15,438	16,162
Lear Corp.	3.800%	9/15/27	7,306	8,043
Lear Corp.	4.250%	5/15/29	9,265	10,479
Lear Corp.	3.500%	5/30/30	8,527	9,149
Leggett & Platt Inc.	3.500%	11/15/27	9,097	9,821
Leggett & Platt Inc.	4.400%	3/15/29	11,952	13,542
Leland Stanford Junior University	1.289%	6/1/27	2,400	2,455
Lennar Corp.	5.250%	6/1/26	11,000	13,008
Lennar Corp.	4.750%	11/29/27	15,400	18,249
Lowe's Cos. Inc.	2.500%	4/15/26	40,697	44,189
Lowe's Cos. Inc.	3.100%	5/3/27	14,053	15,734
Lowe's Cos. Inc.	1.300%	4/15/28	16,830	16,811
Lowe's Cos. Inc.	3.650%	4/5/29	42,517	49,485
Lowe's Cos. Inc.	4.500%	4/15/30	25,600	31,605
Lowe's Cos. Inc.	1.700%	10/15/30	20,550	20,665
Magna International Inc.	2.450%	6/15/30	14,501	15,527
Marriott International Inc.	3.125%	6/15/26	12,751	13,378
Marriott International Inc.	4.000%	4/15/28	9,459	10,235
Marriott International Inc.	4.650%	12/1/28	3,617	4,093
Marriott International Inc.	4.625%	6/15/30	26,300	30,328
Masco Corp.	4.375%	4/1/26	9,876	11,530
Masco Corp.	3.500%	11/15/27	6,160	6,914
Masco Corp.	2.000%	10/1/30	4,425	4,483
McDonald's Corp.	3.700%	1/30/26	30,111	34,161
McDonald's Corp.	3.500%	3/1/27	24,233	27,574
McDonald's Corp.	3.500%	7/1/27	15,133	17,284
McDonald's Corp.	3.800%	4/1/28	27,312	31,836
McDonald's Corp.	2.625%	9/1/29	31,346	34,224
McDonald's Corp.	2.125%	3/1/30	6,034	6,339
McDonald's Corp.	3.600%	7/1/30	21,260	24,887
Mohawk Industries Inc.	3.625%	5/15/30	10,400	11,634
NIKE Inc.	2.375%	11/1/26	22,895	24,991
NIKE Inc.	2.750%	3/27/27	21,872	24,240
NIKE Inc.	2.850%	3/27/30	18,602	21,005
NVR Inc.	3.000%	5/15/30	16,953	18,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.550%	3/15/26	10,123	11,407
	O'Reilly Automotive Inc.	3.600%	9/1/27	12,336	14,053
	O'Reilly Automotive Inc.	4.350%	6/1/28	12,527	14,761
	O'Reilly Automotive Inc.	3.900%	6/1/29	13,950	16,347
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,745	11,707
	PulteGroup Inc.	5.500%	3/1/26	10,950	13,154
	PulteGroup Inc.	5.000%	1/15/27	10,000	11,800
	Ralph Lauren Corp.	2.950%	6/15/30	10,460	11,049
	Ross Stores Inc.	0.875%	4/15/26	4,488	4,445
	Ross Stores Inc.	4.700%	4/15/27	5,000	5,906
[1]	Sands China Ltd.	3.800%	1/8/26	10,075	10,491
	Sands China Ltd.	5.400%	8/8/28	46,145	52,605
[1]	Sands China Ltd.	4.375%	6/18/30	14,700	15,858
	Snap-on Inc.	3.250%	3/1/27	2,715	3,005
	Southwest Airlines Co.	5.250%	5/4/25	4,000	4,560
	Southwest Airlines Co.	3.000%	11/15/26	12,595	13,083
	Southwest Airlines Co.	5.125%	6/15/27	40,849	47,488
	Southwest Airlines Co.	3.450%	11/16/27	4,380	4,635
	Southwest Airlines Co.	2.625%	2/10/30	11,000	10,909
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	2,220	2,022
	Stanley Black & Decker Inc.	3.400%	3/1/26	16,414	18,535
	Stanley Black & Decker Inc.	4.250%	11/15/28	10,138	12,292
	Stanley Black & Decker Inc.	2.300%	3/15/30	12,589	13,487
	Starbucks Corp.	2.450%	6/15/26	16,767	18,117
	Starbucks Corp.	2.000%	3/12/27	8,528	9,008
	Starbucks Corp.	3.500%	3/1/28	8,072	9,270
	Starbucks Corp.	4.000%	11/15/28	19,432	22,989
	Starbucks Corp.	3.550%	8/15/29	20,167	23,489
	Starbucks Corp.	2.250%	3/12/30	10,134	10,623
	Starbucks Corp.	2.550%	11/15/30	30,760	33,218
	Steelcase Inc.	5.125%	1/18/29	9,265	10,745
	Tapestry Inc.	4.125%	7/15/27	12,356	13,107
	TJX Cos. Inc.	2.250%	9/15/26	26,579	28,543
	TJX Cos. Inc.	3.750%	4/15/27	13,973	16,187
	TJX Cos. Inc.	1.150%	5/15/28	7,000	7,008
	TJX Cos. Inc.	3.875%	4/15/30	33,898	40,597
	Toyota Motor Corp.	3.669%	7/20/28	10,767	12,553
	Toyota Motor Corp.	2.760%	7/2/29	8,475	9,458
	Toyota Motor Credit Corp.	3.200%	1/11/27	19,731	22,125
	Toyota Motor Credit Corp.	1.150%	8/13/27	10,252	10,210
	Toyota Motor Credit Corp.	3.050%	1/11/28	10,042	11,259
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,710	12,605
	Toyota Motor Credit Corp.	2.150%	2/13/30	19,023	20,364
	Toyota Motor Credit Corp.	3.375%	4/1/30	18,562	21,646
	Tractor Supply Co.	1.750%	11/1/30	14,000	13,971
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	7,127	7,056
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	9,346	9,068
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,653	3,216
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	62,145	65,874
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	6,796	6,573
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	10,437	10,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,798	2,717
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,769	3,612
	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	609	592
	VF Corp.	2.800%	4/23/27	10,675	11,612
	VF Corp.	2.950%	4/23/30	14,974	16,389
	Whirlpool Corp.	4.750%	2/26/29	13,334	16,347
	Yale University	1.482%	4/15/30	6,265	6,331
					2,737,856
Consumer Staples (7.4%)
	Ahold Finance USA LLC	6.875%	5/1/29	7,076	9,920
	Altria Group Inc.	4.400%	2/14/26	35,601	41,266
	Altria Group Inc.	2.625%	9/16/26	11,837	12,752
	Altria Group Inc.	4.800%	2/14/29	60,862	72,845
	Altria Group Inc.	3.400%	5/6/30	14,229	15,780
	Anheuser-Busch Cos. LLC	3.650%	2/1/26	60,280	68,079
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	35,981	40,617
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	62,760	73,491
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	87,633	107,519
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	39,940	46,156
	Archer-Daniels-Midland Co.	2.500%	8/11/26	19,708	21,428
	Archer-Daniels-Midland Co.	3.250%	3/27/30	22,549	26,076
	BAT Capital Corp.	3.215%	9/6/26	37,293	40,822
	BAT Capital Corp.	4.700%	4/2/27	20,156	23,566
	BAT Capital Corp.	3.557%	8/15/27	56,839	62,870
	BAT Capital Corp.	2.259%	3/25/28	41,228	42,508
	BAT Capital Corp.	3.462%	9/6/29	24,277	26,603
	BAT Capital Corp.	4.906%	4/2/30	14,920	17,909
	BAT International Finance plc	1.668%	3/25/26	33,735	34,317
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	13,128	14,344
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	12,282	13,684
	Campbell Soup Co.	4.150%	3/15/28	16,641	19,555
	Campbell Soup Co.	2.375%	4/24/30	21,415	22,481
	Church & Dwight Co. Inc.	3.150%	8/1/27	6,985	7,709
	Clorox Co.	3.100%	10/1/27	5,767	6,510
	Clorox Co.	3.900%	5/15/28	7,105	8,377
	Clorox Co.	1.800%	5/15/30	17,216	17,650
	Coca-Cola Co.	2.550%	6/1/26	21,580	23,641
	Coca-Cola Co.	2.250%	9/1/26	31,208	33,802
	Coca-Cola Co.	3.375%	3/25/27	14,952	17,145
	Coca-Cola Co.	2.900%	5/25/27	7,313	8,135
	Coca-Cola Co.	1.450%	6/1/27	41,779	43,105
	Coca-Cola Co.	1.000%	3/15/28	24,825	24,806
	Coca-Cola Co.	2.125%	9/6/29	21,431	22,904
	Coca-Cola Co.	3.450%	3/25/30	20,827	24,498
	Coca-Cola Co.	1.650%	6/1/30	18,954	19,500
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	23,316	25,152
	Conagra Brands Inc.	1.375%	11/1/27	17,038	17,171
	Conagra Brands Inc.	7.000%	10/1/28	7,330	9,931
	Conagra Brands Inc.	4.850%	11/1/28	35,240	43,778
	Conagra Brands Inc.	8.250%	9/15/30	2,001	2,990
	Constellation Brands Inc.	4.750%	12/1/25	5,585	6,616
	Constellation Brands Inc.	3.700%	12/6/26	25,346	28,788
	Constellation Brands Inc.	3.500%	5/9/27	10,692	12,096
	Constellation Brands Inc.	3.600%	2/15/28	11,233	12,789
	Constellation Brands Inc.	4.650%	11/15/28	11,778	14,298

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	3.150%	8/1/29	32,641	36,269
Constellation Brands Inc.	2.875%	5/1/30	9,254	10,108
Costco Wholesale Corp.	3.000%	5/18/27	18,287	20,554
Costco Wholesale Corp.	1.375%	6/20/27	38,251	39,277
Costco Wholesale Corp.	1.600%	4/20/30	35,820	36,692
Delhaize America LLC	9.000%	4/15/31	350	563
Diageo Capital plc	3.875%	5/18/28	7,983	9,346
Diageo Capital plc	2.375%	10/24/29	22,206	23,930
Diageo Capital plc	2.000%	4/29/30	17,159	17,891
Dollar General Corp.	3.875%	4/15/27	12,841	14,841
Dollar General Corp.	4.125%	5/1/28	8,011	9,439
Dollar General Corp.	3.500%	4/3/30	34,663	39,870
Dollar Tree Inc.	4.200%	5/15/28	26,239	31,054
Estee Lauder Cos. Inc.	3.150%	3/15/27	6,081	6,823
Estee Lauder Cos. Inc.	2.375%	12/1/29	15,969	17,365
Estee Lauder Cos. Inc.	2.600%	4/15/30	12,812	14,190
Flowers Foods Inc.	3.500%	10/1/26	5,745	6,312
General Mills Inc.	3.200%	2/10/27	13,384	15,054
General Mills Inc.	4.200%	4/17/28	29,900	35,553
General Mills Inc.	2.875%	4/15/30	20,886	23,208
Hershey Co.	2.300%	8/15/26	9,447	10,206
Hershey Co.	7.200%	8/15/27	146	202
Hershey Co.	2.450%	11/15/29	8,827	9,675
Hershey Co.	1.700%	6/1/30	5,417	5,602
Hormel Foods Corp.	1.800%	6/11/30	20,392	21,201
Ingredion Inc.	3.200%	10/1/26	10,524	11,647
Ingredion Inc.	2.900%	6/1/30	11,976	13,047
J M Smucker Co.	3.375%	12/15/27	10,189	11,397
J M Smucker Co.	2.375%	3/15/30	12,876	13,530
Kellogg Co.	3.250%	4/1/26	12,577	14,071
Kellogg Co.	3.400%	11/15/27	11,606	13,067
Kellogg Co.	4.300%	5/15/28	9,876	11,630
Kellogg Co.	2.100%	6/1/30	12,574	13,120
Keurig Dr Pepper Inc.	2.550%	9/15/26	10,656	11,604
Keurig Dr Pepper Inc.	3.430%	6/15/27	10,495	11,928
Keurig Dr Pepper Inc.	4.597%	5/25/28	42,661	51,667
Keurig Dr Pepper Inc.	3.200%	5/1/30	11,336	12,797
Kimberly-Clark Corp.	2.750%	2/15/26	5,782	6,345
Kimberly-Clark Corp.	1.050%	9/15/27	9,890	9,958
Kimberly-Clark Corp.	3.950%	11/1/28	8,234	9,936
Kimberly-Clark Corp.	3.200%	4/25/29	12,779	14,774
Kimberly-Clark Corp.	3.100%	3/26/30	15,459	17,796
Kroger Co.	3.500%	2/1/26	11,849	13,306
Kroger Co.	2.650%	10/15/26	19,786	21,580
Kroger Co.	3.700%	8/1/27	5,175	5,977
Kroger Co.	4.500%	1/15/29	5,012	6,173
Kroger Co.	7.700%	6/1/29	3,705	5,252
Kroger Co.	2.200%	5/1/30	15,011	15,809
McCormick & Co. Inc.	3.400%	8/15/27	10,131	11,388
McCormick & Co. Inc.	2.500%	4/15/30	28,835	30,829
Molson Coors Beverage Co.	3.000%	7/15/26	39,172	42,666
Mondelez International Inc.	2.750%	4/13/30	39,907	43,659
PepsiCo Inc.	2.850%	2/24/26	21,778	24,081
PepsiCo Inc.	2.375%	10/6/26	18,853	20,550
PepsiCo Inc.	2.625%	3/19/27	14,976	16,493
PepsiCo Inc.	3.000%	10/15/27	42,744	48,087
PepsiCo Inc.	7.000%	3/1/29	2,310	3,335
PepsiCo Inc.	2.625%	7/29/29	12,863	14,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	2.750%	3/19/30	32,999	36,977
	PepsiCo Inc.	1.625%	5/1/30	29,792	30,706
	Philip Morris International Inc.	2.750%	2/25/26	21,252	23,148
	Philip Morris International Inc.	0.875%	5/1/26	18,228	18,182
	Philip Morris International Inc.	3.125%	8/17/27	6,240	6,966
	Philip Morris International Inc.	3.125%	3/2/28	13,254	14,771
	Philip Morris International Inc.	3.375%	8/15/29	12,413	14,192
	Philip Morris International Inc.	2.100%	5/1/30	18,720	19,425
	Philip Morris International Inc.	1.750%	11/1/30	10,500	10,513
	Procter & Gamble Co.	2.700%	2/2/26	15,913	17,613
	Procter & Gamble Co.	2.450%	11/3/26	25,457	28,036
	Procter & Gamble Co.	2.800%	3/25/27	22,052	24,548
	Procter & Gamble Co.	2.850%	8/11/27	14,374	16,133
	Procter & Gamble Co.	3.000%	3/25/30	35,753	41,400
	Procter & Gamble Co.	1.200%	10/29/30	18,680	18,768
	Sysco Corp.	3.750%	10/1/25	1,806	2,021
	Sysco Corp.	3.300%	7/15/26	12,478	13,807
	Sysco Corp.	3.250%	7/15/27	18,025	19,880
	Sysco Corp.	2.400%	2/15/30	13,039	13,680
	Sysco Corp.	5.950%	4/1/30	24,213	32,005
	Target Corp.	2.500%	4/15/26	22,537	24,839
	Target Corp.	3.375%	4/15/29	23,695	27,686
	Target Corp.	2.350%	2/15/30	12,530	13,661
	Target Corp.	2.650%	9/15/30	7,500	8,383
	Tyson Foods Inc.	4.000%	3/1/26	20,810	24,010
	Tyson Foods Inc.	3.550%	6/2/27	35,924	41,087
	Tyson Foods Inc.	4.350%	3/1/29	18,412	22,305
	Unilever Capital Corp.	2.000%	7/28/26	20,546	21,907
	Unilever Capital Corp.	2.900%	5/5/27	24,910	27,736
	Unilever Capital Corp.	3.500%	3/22/28	10,567	12,284
	Unilever Capital Corp.	2.125%	9/6/29	31,909	34,097
	Unilever Capital Corp.	1.375%	9/14/30	10,900	10,986
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	47,479	52,427
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	3,379	3,662
	Walmart Inc.	3.050%	7/8/26	36,074	40,504
	Walmart Inc.	5.875%	4/5/27	4,527	5,771
	Walmart Inc.	3.700%	6/26/28	62,479	73,651
	Walmart Inc.	3.250%	7/8/29	25,854	30,094
	Walmart Inc.	2.375%	9/24/29	20,527	22,597
[3]	Walmart Inc.	7.550%	2/15/30	4,567	6,952
					3,220,315
Energy (7.0%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	27,078	29,731
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	11,038	11,899
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	12,046	14,328
	Boardwalk Pipelines LP	5.950%	6/1/26	15,780	18,370
	Boardwalk Pipelines LP	4.450%	7/15/27	8,897	9,704
	Boardwalk Pipelines LP	4.800%	5/3/29	5,450	6,131
	BP Capital Markets America Inc.	3.410%	2/11/26	23,475	26,255
	BP Capital Markets America Inc.	3.119%	5/4/26	29,336	32,344
	BP Capital Markets America Inc.	3.017%	1/16/27	31,704	34,635
	BP Capital Markets America Inc.	3.543%	4/6/27	8,538	9,628
	BP Capital Markets America Inc.	3.588%	4/14/27	12,726	14,316
	BP Capital Markets America Inc.	3.937%	9/21/28	23,687	27,628
	BP Capital Markets America Inc.	4.234%	11/6/28	37,879	45,044
	BP Capital Markets America Inc.	3.633%	4/6/30	30,230	35,207
	BP Capital Markets America Inc.	1.749%	8/10/30	18,555	18,321
	BP Capital Markets plc	3.279%	9/19/27	27,186	30,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.723%	11/28/28	19,689	22,746
	Canadian Natural Resources Ltd.	3.850%	6/1/27	27,601	30,223
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10,831	11,131
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	35,157	40,738
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	35,059	38,028
	Chevron Corp.	2.954%	5/16/26	48,904	54,067
	Chevron Corp.	1.995%	5/11/27	26,825	28,292
	Chevron Corp.	2.236%	5/11/30	30,508	32,667
	Chevron USA Inc.	1.018%	8/12/27	7,426	7,414
	Cimarex Energy Co.	3.900%	5/15/27	7,926	8,649
	Cimarex Energy Co.	4.375%	3/15/29	12,754	14,284
	Concho Resources Inc.	3.750%	10/1/27	24,791	28,138
	Concho Resources Inc.	4.300%	8/15/28	21,571	25,373
	ConocoPhillips Co.	4.950%	3/15/26	31,069	37,172
	ConocoPhillips Co.	6.950%	4/15/29	34,993	48,576
	Devon Energy Corp.	5.850%	12/15/25	5,566	6,429
	Diamondback Energy Inc.	3.250%	12/1/26	21,859	23,089
	Diamondback Energy Inc.	3.500%	12/1/29	24,075	25,249
	Enable Midstream Partners LP	4.400%	3/15/27	11,802	11,354
	Enable Midstream Partners LP	4.950%	5/15/28	17,554	17,287
	Enable Midstream Partners LP	4.150%	9/15/29	15,027	13,929
	Enbridge Inc.	4.250%	12/1/26	28,414	32,926
	Enbridge Inc.	3.700%	7/15/27	11,066	12,415
	Enbridge Inc.	3.125%	11/15/29	26,741	28,960
	Energy Transfer Operating LP	4.750%	1/15/26	12,313	13,575
	Energy Transfer Operating LP	4.200%	4/15/27	12,657	13,606
	Energy Transfer Operating LP	5.500%	6/1/27	19,549	22,481
	Energy Transfer Operating LP	4.950%	6/15/28	23,556	26,294
	Energy Transfer Operating LP	5.250%	4/15/29	36,340	41,155
	Energy Transfer Operating LP	3.750%	5/15/30	30,937	32,097
	Eni USA Inc.	7.300%	11/15/27	1,129	1,461
	Enterprise Products Operating LLC	3.700%	2/15/26	16,215	18,260
	Enterprise Products Operating LLC	3.950%	2/15/27	11,412	13,120
	Enterprise Products Operating LLC	4.150%	10/16/28	12,611	14,855
	Enterprise Products Operating LLC	3.125%	7/31/29	42,813	47,442
	Enterprise Products Operating LLC	2.800%	1/31/30	28,015	30,294
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	13,731	13,456
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	21,745	20,712
	EOG Resources Inc.	4.150%	1/15/26	4,708	5,443
	EOG Resources Inc.	4.375%	4/15/30	18,637	22,611
	Exxon Mobil Corp.	3.043%	3/1/26	64,577	71,208
	Exxon Mobil Corp.	2.275%	8/16/26	40,942	43,861
	Exxon Mobil Corp.	3.294%	3/19/27	4,976	5,602
	Exxon Mobil Corp.	2.440%	8/16/29	16,618	17,839
	Exxon Mobil Corp.	3.482%	3/19/30	31,340	36,150
	Exxon Mobil Corp.	2.610%	10/15/30	47,615	51,753
	Halliburton Co.	2.920%	3/1/30	26,650	27,350
	Hess Corp.	4.300%	4/1/27	24,052	26,036
	Hess Corp.	7.875%	10/1/29	7,720	9,718
	HollyFrontier Corp.	5.875%	4/1/26	21,379	23,196
	HollyFrontier Corp.	4.500%	10/1/30	5,000	5,026
	Husky Energy Inc.	4.400%	4/15/29	14,338	15,342
	Kinder Morgan Inc.	4.300%	3/1/28	27,795	32,225
	Magellan Midstream Partners LP	5.000%	3/1/26	12,177	14,443
	Magellan Midstream Partners LP	3.250%	6/1/30	9,249	10,192
	Marathon Oil Corp.	4.400%	7/15/27	21,084	22,902
	Marathon Petroleum Corp.	5.125%	12/15/26	13,445	15,747
	Marathon Petroleum Corp.	3.800%	4/1/28	14,770	16,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	1.750%	3/1/26	31,639	32,034
	MPLX LP	4.125%	3/1/27	17,626	19,873
	MPLX LP	4.250%	12/1/27	15,559	17,698
	MPLX LP	4.000%	3/15/28	29,536	33,265
	MPLX LP	4.800%	2/15/29	26,352	30,997
	MPLX LP	2.650%	8/15/30	25,132	25,478
	National Oilwell Varco Inc.	3.600%	12/1/29	8,687	8,806
	Noble Energy Inc.	3.850%	1/15/28	15,293	17,683
	Noble Energy Inc.	3.250%	10/15/29	13,743	15,598
	ONEOK Inc.	5.850%	1/15/26	11,363	13,202
	ONEOK Inc.	4.000%	7/13/27	12,112	13,195
	ONEOK Inc.	4.550%	7/15/28	15,329	16,891
	ONEOK Inc.	4.350%	3/15/29	21,567	23,536
	ONEOK Inc.	3.400%	9/1/29	24,078	24,890
	ONEOK Inc.	3.100%	3/15/30	12,415	12,508
	Phillips 66	1.300%	2/15/26	5,500	5,523
	Phillips 66	3.900%	3/15/28	12,225	13,903
	Phillips 66	2.150%	12/15/30	5,000	4,963
	Phillips 66 Partners LP	3.550%	10/1/26	8,373	8,935
	Phillips 66 Partners LP	3.750%	3/1/28	13,125	13,962
	Phillips 66 Partners LP	3.150%	12/15/29	12,810	13,011
	Pioneer Natural Resources Co.	4.450%	1/15/26	11,275	13,023
	Pioneer Natural Resources Co.	1.900%	8/15/30	16,705	16,396
	Plains All American Pipeline LP	4.500%	12/15/26	24,652	26,923
	Plains All American Pipeline LP	3.550%	12/15/29	21,518	21,966
	Plains All American Pipeline LP	3.800%	9/15/30	15,076	15,642
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	14,883	17,785
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	37,731	43,693
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	30,750	34,555
[1]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	50,094	58,360
	Schlumberger Investment SA	2.650%	6/26/30	24,492	25,736
	Shell International Finance BV	2.875%	5/10/26	40,715	45,046
	Shell International Finance BV	2.500%	9/12/26	23,765	25,836
	Shell International Finance BV	3.875%	11/13/28	23,398	27,609
	Shell International Finance BV	2.375%	11/7/29	38,395	41,019
	Shell International Finance BV	2.750%	4/6/30	33,461	36,935
	Spectra Energy Partners LP	3.375%	10/15/26	16,304	17,968
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	9,827	11,326
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	15,838	16,867
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	13,073	13,890
	TC PipeLines LP	3.900%	5/25/27	7,433	8,251
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,438	4,278
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	10,055	12,936
	Total Capital International SA	3.455%	2/19/29	29,481	33,932
	Total Capital International SA	2.829%	1/10/30	25,936	28,845
	Total Capital SA	3.883%	10/11/28	13,527	16,013
	TransCanada PipeLines Ltd.	4.875%	1/15/26	13,206	15,604
	TransCanada PipeLines Ltd.	4.250%	5/15/28	22,624	26,427
	TransCanada PipeLines Ltd.	4.100%	4/15/30	32,742	38,157
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,964	14,210
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,933	13,524
[1]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	20,982	23,227
	Valero Energy Corp.	3.400%	9/15/26	33,446	36,055
	Valero Energy Corp.	2.150%	9/15/27	6,740	6,713
	Valero Energy Corp.	4.350%	6/1/28	15,539	17,379
	Valero Energy Corp.	4.000%	4/1/29	28,187	31,415
	Valero Energy Partners LP	4.375%	12/15/26	10,252	11,624
	Valero Energy Partners LP	4.500%	3/15/28	10,994	12,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.000%	9/15/25	10,000	11,138
	Williams Cos. Inc.	3.750%	6/15/27	31,816	35,723
	Williams Cos. Inc.	3.500%	11/15/30	24,160	26,721
					3,045,295
Financials (36.4%)
	ACE Capital Trust II	9.700%	4/1/30	2,955	4,462
[2]	Aegon NV	5.500%	4/11/48	15,230	17,039
	AerCap Ireland Capital DAC	4.450%	4/3/26	15,972	17,187
	AerCap Ireland Capital DAC	3.650%	7/21/27	23,159	23,983
	AerCap Ireland Capital DAC	4.625%	10/15/27	5,715	6,256
	AerCap Ireland Capital DAC	3.875%	1/23/28	13,959	14,280
	Affiliated Managers Group Inc.	3.500%	8/1/25	641	710
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,847	12,899
	Aflac Inc.	2.875%	10/15/26	7,025	7,760
	Aflac Inc.	3.600%	4/1/30	30,494	35,727
	Air Lease Corp.	3.250%	3/1/25	2,283	2,388
	Air Lease Corp.	2.875%	1/15/26	23,850	24,691
	Air Lease Corp.	3.750%	6/1/26	14,567	15,695
	Air Lease Corp.	3.625%	4/1/27	8,037	8,422
	Air Lease Corp.	3.625%	12/1/27	15,657	16,399
	Air Lease Corp.	4.625%	10/1/28	11,233	12,503
	Air Lease Corp.	3.250%	10/1/29	13,777	14,121
	Air Lease Corp.	3.000%	2/1/30	14,835	14,854
	Aircastle Ltd.	4.250%	6/15/26	12,871	13,112
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	5,872	6,798
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	12,866	14,735
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,078	6,953
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	10,789	12,447
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,509	4,249
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	7,039	7,655
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	9,655	12,000
	Alleghany Corp.	3.625%	5/15/30	10,565	11,952
	Allstate Corp.	3.280%	12/15/26	8,635	9,859
	Allstate Corp.	1.450%	12/15/30	8,000	7,931
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,358
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	8,527	9,204
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	11,553	12,689
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,853	5,048
	American Equity Investment Life Holding Co.	5.000%	6/15/27	10,698	12,035
	American Express Co.	4.200%	11/6/25	887	1,029
	American Express Co.	3.125%	5/20/26	24,940	27,867
	American Express Credit Corp.	3.300%	5/3/27	35,313	39,965
	American Financial Group Inc.	3.500%	8/15/26	7,635	8,332
	American Financial Group Inc.	5.250%	4/2/30	7,178	8,816
	American Homes 4 Rent LP	4.250%	2/15/28	10,623	12,197
	American Homes 4 Rent LP	4.900%	2/15/29	8,346	10,095
	American International Group Inc.	3.900%	4/1/26	33,308	37,973
	American International Group Inc.	4.200%	4/1/28	14,081	16,680
	American International Group Inc.	4.250%	3/15/29	12,563	15,005
	American International Group Inc.	3.400%	6/30/30	38,743	44,024
[2]	American International Group Inc.	5.750%	4/1/48	12,856	14,399
	American Tower Corp.	4.400%	2/15/26	6,256	7,222
	American Tower Corp.	3.375%	10/15/26	21,409	23,988
	American Tower Corp.	2.750%	1/15/27	14,705	15,876
	American Tower Corp.	3.125%	1/15/27	14,989	16,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.550%	7/15/27	10,293	11,602
	American Tower Corp.	3.600%	1/15/28	13,377	15,146
	American Tower Corp.	1.500%	1/31/28	8,450	8,484
	American Tower Corp.	3.950%	3/15/29	10,226	11,872
	American Tower Corp.	3.800%	8/15/29	39,020	45,140
	American Tower Corp.	2.900%	1/15/30	19,371	21,043
	American Tower Corp.	2.100%	6/15/30	10,285	10,528
	American Tower Corp.	1.875%	10/15/30	13,370	13,432
	Ameriprise Financial Inc.	2.875%	9/15/26	20,595	22,728
	Andrew W Mellon Foundation	0.947%	8/1/27	410	403
	Aon Corp.	8.205%	1/1/27	5,581	7,548
	Aon Corp.	4.500%	12/15/28	12,285	14,908
	Aon Corp.	3.750%	5/2/29	15,379	18,049
	Aon Corp.	2.800%	5/15/30	21,136	23,044
	Aon plc	3.875%	12/15/25	14,349	16,377
	Arch Capital Finance LLC	4.011%	12/15/26	10,540	12,249
	Ares Capital Corp.	3.250%	7/15/25	492	509
	Ares Capital Corp.	3.875%	1/15/26	15,154	15,910
	Associated Banc-Corp.	4.250%	1/15/25	500	526
	Assurant Inc.	4.900%	3/27/28	7,807	8,837
	Assurant Inc.	3.700%	2/22/30	5,915	6,392
	Athene Holding Ltd.	4.125%	1/12/28	17,751	19,678
	Athene Holding Ltd.	6.150%	4/3/30	13,493	16,779
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	947	1,083
	AvalonBay Communities Inc.	2.950%	5/11/26	7,813	8,595
	AvalonBay Communities Inc.	2.900%	10/15/26	7,511	8,292
	AvalonBay Communities Inc.	3.350%	5/15/27	8,899	9,964
	AvalonBay Communities Inc.	3.200%	1/15/28	9,030	10,022
	AvalonBay Communities Inc.	3.300%	6/1/29	9,158	10,321
	AvalonBay Communities Inc.	2.300%	3/1/30	13,873	14,621
	AXIS Specialty Finance LLC	3.900%	7/15/29	9,545	10,530
	AXIS Specialty Finance LLC	4.900%	1/15/40	6,051	6,293
	AXIS Specialty Finance plc	4.000%	12/6/27	6,815	7,546
	Banco Santander SA	5.179%	11/19/25	1,018	1,176
	Banco Santander SA	4.250%	4/11/27	21,014	24,101
	Banco Santander SA	3.800%	2/23/28	20,126	22,506
	Banco Santander SA	4.379%	4/12/28	25,305	29,301
	Banco Santander SA	3.306%	6/27/29	12,308	13,719
	Banco Santander SA	3.490%	5/28/30	37,069	41,238
[4]	Banco Santander SA	2.749%	12/3/30	3,500	3,500
	Bank of America Corp.	4.450%	3/3/26	40,890	47,730
	Bank of America Corp.	3.500%	4/19/26	51,322	58,156
	Bank of America Corp.	6.220%	9/15/26	5,924	7,462
	Bank of America Corp.	4.250%	10/22/26	43,010	50,154
[2]	Bank of America Corp.	3.559%	4/23/27	61,156	68,539
	Bank of America Corp.	3.248%	10/21/27	53,379	59,467
	Bank of America Corp.	4.183%	11/25/27	52,923	61,008
[2]	Bank of America Corp.	3.824%	1/20/28	43,323	49,561
[2]	Bank of America Corp.	3.705%	4/24/28	52,834	60,170
[2]	Bank of America Corp.	3.593%	7/21/28	51,465	58,203
[2]	Bank of America Corp.	3.419%	12/20/28	131,376	147,657
[2]	Bank of America Corp.	3.970%	3/5/29	64,193	74,673
[2]	Bank of America Corp.	4.271%	7/23/29	67,887	80,784
[2]	Bank of America Corp.	3.974%	2/7/30	78,015	91,464
[2]	Bank of America Corp.	3.194%	7/23/30	67,609	75,289
[2]	Bank of America Corp.	2.884%	10/22/30	25,324	27,666
[2]	Bank of America Corp.	2.496%	2/13/31	71,555	75,652
[2]	Bank of America Corp.	2.592%	4/29/31	56,934	60,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	1.898%	7/23/31	41,695	41,839
	Bank of America Corp.	1.922%	10/24/31	50,687	51,196
	Bank of Montreal	1.850%	5/1/25	7,210	7,549
	Bank of Montreal	3.803%	12/15/32	17,847	20,078
	Bank of New York Mellon Corp.	3.950%	11/18/25	422	488
	Bank of New York Mellon Corp.	2.800%	5/4/26	33,081	36,622
	Bank of New York Mellon Corp.	2.450%	8/17/26	23,450	25,445
	Bank of New York Mellon Corp.	3.250%	5/16/27	15,746	17,805
	Bank of New York Mellon Corp.	3.400%	1/29/28	17,858	20,458
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	19,942	22,825
	Bank of New York Mellon Corp.	3.850%	4/28/28	3,473	4,157
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,789	6,437
	Bank of New York Mellon Corp.	3.300%	8/23/29	13,539	15,444
	Bank of Nova Scotia	4.500%	12/16/25	21,911	25,256
	Bank of Nova Scotia	2.700%	8/3/26	30,243	33,135
	BankUnited Inc.	4.875%	11/17/25	201	230
	BankUnited Inc.	5.125%	6/11/30	7,350	8,254
	Barclays plc	3.650%	3/16/25	89	98
	Barclays plc	4.375%	1/12/26	50,802	57,935
	Barclays plc	5.200%	5/12/26	42,466	49,198
	Barclays plc	4.337%	1/10/28	20,353	23,196
	Barclays plc	4.836%	5/9/28	49,694	56,444
[2]	Barclays plc	4.972%	5/16/29	37,775	45,337
[2]	Barclays plc	5.088%	6/20/30	18,537	21,833
	Barclays plc	2.645%	6/24/31	30,251	31,499
	Barclays plc	3.564%	9/23/35	31,100	32,259
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	10,190	10,720
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	15,525	15,729
	Berkshire Hathaway Inc.	3.125%	3/15/26	51,521	57,718
	BGC Partners Inc.	4.375%	12/15/25	5,000	5,247
	BlackRock Inc.	3.200%	3/15/27	13,370	15,044
	BlackRock Inc.	3.250%	4/30/29	13,817	15,897
	BlackRock Inc.	2.400%	4/30/30	20,608	22,425
[1]	Blackstone	3.625%	1/15/26	13,550	13,886
	BNP Paribas SA	4.250%	10/15/24	1	1
	Boston Properties LP	3.650%	2/1/26	9,384	10,558
	Boston Properties LP	2.750%	10/1/26	33,527	36,087
	Boston Properties LP	4.500%	12/1/28	21,932	26,090
	Boston Properties LP	3.400%	6/21/29	15,397	16,940
	Boston Properties LP	2.900%	3/15/30	11,319	11,981
	BPCE SA	3.375%	12/2/26	5,710	6,433
[1]	BPCE SA	3.250%	1/11/28	3,975	4,387
	Brandywine Operating Partnership LP	3.950%	11/15/27	11,122	11,686
	Brandywine Operating Partnership LP	4.550%	10/1/29	11,817	12,776
	Brighthouse Financial Inc.	3.700%	6/22/27	16,521	17,924
	Brighthouse Financial Inc.	5.625%	5/15/30	14,541	17,838
	Brixmor Operating Partnership LP	4.125%	6/15/26	762	847
	Brixmor Operating Partnership LP	3.900%	3/15/27	11,003	12,033
	Brixmor Operating Partnership LP	4.125%	5/15/29	21,008	23,517
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,640	21,219
	Brookfield Finance Inc.	4.250%	6/2/26	5,996	6,931
	Brookfield Finance Inc.	3.900%	1/25/28	17,227	19,737
	Brookfield Finance Inc.	4.850%	3/29/29	12,668	15,524
	Brookfield Finance Inc.	4.350%	4/15/30	24,651	29,526
	Brown & Brown Inc.	4.500%	3/15/29	7,134	8,155
	Camden Property Trust	4.100%	10/15/28	7,162	8,498
	Camden Property Trust	3.150%	7/1/29	20,102	22,547
	Camden Property Trust	2.800%	5/15/30	14,839	16,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	7/28/26	35,373	39,388
	Capital One Financial Corp.	3.750%	3/9/27	33,395	37,962
	Capital One Financial Corp.	3.650%	5/11/27	13,649	15,488
	Capital One Financial Corp.	3.800%	1/31/28	36,120	41,144
	Cboe Global Markets Inc.	3.650%	1/12/27	13,725	15,707
	CBRE Services Inc.	4.875%	3/1/26	11,296	13,216
	Charles Schwab Corp.	3.450%	2/13/26	3,998	4,495
	Charles Schwab Corp.	3.200%	3/2/27	11,240	12,599
	Charles Schwab Corp.	3.200%	1/25/28	13,032	14,741
	Charles Schwab Corp.	4.000%	2/1/29	16,202	19,244
	Charles Schwab Corp.	3.250%	5/22/29	16,723	19,133
	Charles Schwab Corp.	4.625%	3/22/30	6,603	8,388
	Chubb INA Holdings Inc.	3.350%	5/3/26	43,220	48,728
	Chubb INA Holdings Inc.	1.375%	9/15/30	22,884	22,633
	Cincinnati Financial Corp.	6.920%	5/15/28	6,497	8,643
	Citigroup Inc.	3.700%	1/12/26	50,321	56,913
	Citigroup Inc.	4.600%	3/9/26	34,383	40,143
	Citigroup Inc.	3.400%	5/1/26	52,090	58,141
	Citigroup Inc.	3.200%	10/21/26	47,018	52,206
	Citigroup Inc.	4.300%	11/20/26	18,113	20,967
	Citigroup Inc.	4.450%	9/29/27	82,638	96,812
[2]	Citigroup Inc.	3.887%	1/10/28	54,652	62,102
	Citigroup Inc.	6.625%	1/15/28	5,977	7,820
[2]	Citigroup Inc.	3.668%	7/24/28	61,636	69,825
	Citigroup Inc.	4.125%	7/25/28	47,529	55,378
[2]	Citigroup Inc.	3.520%	10/27/28	43,350	48,947
[2]	Citigroup Inc.	4.075%	4/23/29	35,535	41,495
[2]	Citigroup Inc.	3.980%	3/20/30	65,946	77,212
[2]	Citigroup Inc.	2.976%	11/5/30	36,496	39,750
[2]	Citigroup Inc.	2.666%	1/29/31	32,037	34,279
[2]	Citigroup Inc.	4.412%	3/31/31	98,237	118,488
[2]	Citigroup Inc.	2.572%	6/3/31	67,851	72,213
	Citizens Bank NA	3.750%	2/18/26	12,166	13,852
	Citizens Financial Group Inc.	4.300%	12/3/25	4,839	5,571
	Citizens Financial Group Inc.	2.850%	7/27/26	16,741	18,517
	Citizens Financial Group Inc.	2.500%	2/6/30	15,002	15,858
	Citizens Financial Group Inc.	3.250%	4/30/30	10,165	11,398
	CME Group Inc.	3.750%	6/15/28	11,072	13,079
	CNA Financial Corp.	4.500%	3/1/26	4,745	5,565
	CNA Financial Corp.	3.450%	8/15/27	13,093	14,796
	CNA Financial Corp.	3.900%	5/1/29	11,218	13,066
	CNA Financial Corp.	2.050%	8/15/30	12,272	12,582
	CNO Financial Group Inc.	5.250%	5/30/29	10,863	12,927
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,567	4,739
	Comerica Inc.	3.800%	7/22/26	159	172
	Comerica Inc.	4.000%	2/1/29	9,149	10,653
	Cooperatieve Rabobank UA	3.750%	7/21/26	32,093	36,065
	Corporate Office Properties LP	2.250%	3/15/26	5,150	5,257
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	41,647	48,602
	Crown Castle International Corp.	4.450%	2/15/26	19,561	22,542
	Crown Castle International Corp.	3.700%	6/15/26	25,042	28,054
	Crown Castle International Corp.	4.000%	3/1/27	8,229	9,398
	Crown Castle International Corp.	3.650%	9/1/27	15,226	17,183
	Crown Castle International Corp.	3.800%	2/15/28	24,946	28,413
	Crown Castle International Corp.	4.300%	2/15/29	17,140	20,243
	Crown Castle International Corp.	3.100%	11/15/29	14,725	16,003
	Crown Castle International Corp.	3.300%	7/1/30	10,735	11,976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CubeSmart LP	3.125%	9/1/26	8,258	9,031
CubeSmart LP	4.375%	2/15/29	6,447	7,597
CubeSmart LP	3.000%	2/15/30	2,225	2,409
CyrusOne LP	3.450%	11/15/29	12,669	13,637
CyrusOne LP	2.150%	11/1/30	8,000	7,838
Deutsche Bank AG	4.100%	1/13/26	907	991
Deutsche Bank AG	4.100%	1/13/26	9,200	10,052
Deutsche Bank AG	3.547%	9/18/31	34,750	37,328
Digital Realty Trust LP	4.750%	10/1/25	250	293
Digital Realty Trust LP	3.700%	8/15/27	10,186	11,704
Digital Realty Trust LP	4.450%	7/15/28	16,151	19,272
Digital Realty Trust LP	3.600%	7/1/29	30,997	35,452
Discover Bank	4.250%	3/13/26	13,781	15,780
Discover Bank	3.450%	7/27/26	24,863	27,724
Discover Bank	4.650%	9/13/28	23,915	28,491
Discover Bank	2.700%	2/6/30	12,413	13,298
Discover Financial Services	3.950%	11/6/24	7	8
Discover Financial Services	4.500%	1/30/26	12,348	14,230
Discover Financial Services	4.100%	2/9/27	24,642	28,025
Duke Realty LP	3.250%	6/30/26	5,414	6,017
Duke Realty LP	3.375%	12/15/27	8,654	9,736
Duke Realty LP	4.000%	9/15/28	9,383	11,015
Duke Realty LP	2.875%	11/15/29	8,517	9,342
Duke Realty LP	1.750%	7/1/30	9,767	9,851
E*TRADE Financial Corp.	3.800%	8/24/27	8,913	10,203
E*TRADE Financial Corp.	4.500%	6/20/28	8,688	10,462
Eaton Vance Corp.	3.500%	4/6/27	5,733	6,384
Enstar Group Ltd.	4.950%	6/1/29	16,158	17,982
Equinix Inc.	2.900%	11/18/26	15,579	16,977
Equinix Inc.	5.375%	5/15/27	17,636	19,223
Equinix Inc.	1.800%	7/15/27	6,495	6,667
Equinix Inc.	1.550%	3/15/28	8,600	8,665
Equinix Inc.	3.200%	11/18/29	29,492	32,537
Equinix Inc.	2.150%	7/15/30	26,855	27,352
Equitable Holdings Inc.	7.000%	4/1/28	5,285	6,766
Equitable Holdings Inc.	4.350%	4/20/28	38,558	45,439
ERP Operating LP	2.850%	11/1/26	6,290	6,917
ERP Operating LP	3.250%	8/1/27	8,792	9,782
ERP Operating LP	3.500%	3/1/28	12,300	13,927
ERP Operating LP	4.150%	12/1/28	6,262	7,405
ERP Operating LP	3.000%	7/1/29	20,418	22,636
ERP Operating LP	2.500%	2/15/30	17,218	18,355
Essex Portfolio LP	3.500%	4/1/25	10	11
Essex Portfolio LP	3.375%	4/15/26	11,494	12,814
Essex Portfolio LP	3.625%	5/1/27	7,153	7,976
Essex Portfolio LP	4.000%	3/1/29	9,050	10,495
Essex Portfolio LP	3.000%	1/15/30	19,295	21,103
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	13,636	15,129
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	14,419	15,717
Federal Realty Investment Trust	1.250%	2/15/26	5,875	5,906
Federal Realty Investment Trust	3.250%	7/15/27	9,312	10,088
Federal Realty Investment Trust	3.200%	6/15/29	6,470	6,954
Federal Realty Investment Trust	3.500%	6/1/30	13,259	14,587
Fidelity National Financial Inc.	4.500%	8/15/28	5,736	6,671
Fidelity National Financial Inc.	3.400%	6/15/30	15,364	16,887
Fidelity National Information Services Inc.	3.000%	8/15/26	28,121	31,254
Fidelity National Information Services Inc.	4.250%	5/15/28	7,548	8,977
Fidelity National Information Services Inc.	3.750%	5/21/29	24,447	28,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	2.550%	5/5/27	11,484	12,404
	Fifth Third Bancorp	3.950%	3/14/28	13,452	15,743
	Fifth Third Bank NA	3.850%	3/15/26	22,413	25,406
	Fifth Third Bank NA	2.250%	2/1/27	18,822	19,952
	First American Financial Corp.	4.600%	11/15/24	2	2
	First American Financial Corp.	4.000%	5/15/30	4,687	5,342
	First Horizon Bank	5.750%	5/1/30	8,050	9,379
	FirstMerit Bank NA	4.270%	11/25/26	450	519
	Fiserv Inc.	3.200%	7/1/26	50,812	56,931
	Fiserv Inc.	2.250%	6/1/27	13,799	14,690
	Fiserv Inc.	4.200%	10/1/28	25,117	29,879
	Fiserv Inc.	3.500%	7/1/29	68,602	78,642
	Fiserv Inc.	2.650%	6/1/30	17,631	19,128
	Franklin Resources Inc.	1.600%	10/30/30	12,935	12,768
	GATX Corp.	3.250%	9/15/26	7,400	8,128
	GATX Corp.	3.850%	3/30/27	9,676	10,902
	GATX Corp.	3.500%	3/15/28	5,763	6,424
	GATX Corp.	4.550%	11/7/28	5,795	6,912
	GATX Corp.	4.700%	4/1/29	5,231	6,387
	GATX Corp.	4.000%	6/30/30	14,621	17,108
[1]	GE Capital Funding LLC	4.050%	5/15/27	26,296	29,606
[1]	GE Capital Funding LLC	4.400%	5/15/30	61,265	70,332
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	850	930
	Global Payments Inc.	4.800%	4/1/26	5,551	6,558
	Global Payments Inc.	4.450%	6/1/28	7,989	9,432
	Global Payments Inc.	3.200%	8/15/29	33,258	36,860
	Global Payments Inc.	2.900%	5/15/30	24,589	26,789
	Globe Life Inc.	4.550%	9/15/28	12,798	15,319
	Globe Life Inc.	2.150%	8/15/30	6,350	6,446
	GLP Capital LP	5.375%	4/15/26	11,047	12,347
	GLP Capital LP	5.750%	6/1/28	12,966	15,139
	GLP Capital LP	5.300%	1/15/29	20,473	23,525
	GLP Capital LP	4.000%	1/15/30	12,278	13,135
	Goldman Sachs BDC Inc.	2.875%	1/15/26	10,000	10,087
	Goldman Sachs Group Inc.	4.250%	10/21/25	638	731
	Goldman Sachs Group Inc.	3.750%	2/25/26	35,105	39,830
	Goldman Sachs Group Inc.	3.500%	11/16/26	35,001	39,062
	Goldman Sachs Group Inc.	5.950%	1/15/27	12,243	15,466
	Goldman Sachs Group Inc.	3.850%	1/26/27	77,886	88,778
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	51,592	58,874
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	67,663	78,164
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	70,710	83,872
	Goldman Sachs Group Inc.	2.600%	2/7/30	39,095	42,032
	Goldman Sachs Group Inc.	3.800%	3/15/30	67,275	78,857
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,825	6,799
	Hanover Insurance Group Inc.	2.500%	9/1/30	8,350	8,700
	Hartford Financial Services Group Inc.	2.800%	8/19/29	12,600	13,797
	Healthcare Realty Trust Inc.	3.625%	1/15/28	7,413	8,280
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,002	4,160
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	10,642	11,973
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	9,402	10,492
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	10,187	10,988
	Healthpeak Properties Inc.	3.250%	7/15/26	19,904	22,224
	Healthpeak Properties Inc.	3.500%	7/15/29	11,679	13,150
	Healthpeak Properties Inc.	3.000%	1/15/30	13,154	14,324
	Highwoods Realty LP	3.875%	3/1/27	13,576	14,850
	Highwoods Realty LP	4.125%	3/15/28	5,840	6,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Highwoods Realty LP	4.200%	4/15/29	10,195	11,464
	Highwoods Realty LP	3.050%	2/15/30	3,750	3,908
	Host Hotels & Resorts LP	4.500%	2/1/26	7,294	7,833
	Host Hotels & Resorts LP	3.375%	12/15/29	15,574	15,649
	Host Hotels & Resorts LP	3.500%	9/15/30	14,568	14,942
	HSBC Holdings plc	4.300%	3/8/26	63,783	73,186
	HSBC Holdings plc	3.900%	5/25/26	50,688	57,203
	HSBC Holdings plc	4.375%	11/23/26	29,601	33,787
	HSBC Holdings plc	1.589%	5/24/27	42,000	42,161
[2]	HSBC Holdings plc	4.041%	3/13/28	70,552	79,873
	HSBC Holdings plc	2.013%	9/22/28	28,778	29,110
[2]	HSBC Holdings plc	4.583%	6/19/29	78,484	92,278
	HSBC Holdings plc	4.950%	3/31/30	64,826	80,637
[2]	HSBC Holdings plc	3.973%	5/22/30	48,255	55,286
[2]	HSBC Holdings plc	2.848%	6/4/31	26,515	28,106
[2]	HSBC Holdings plc	2.357%	8/18/31	31,646	32,406
	Hudson Pacific Properties LP	3.950%	11/1/27	6,979	7,631
	Hudson Pacific Properties LP	4.650%	4/1/29	10,455	12,038
	Hudson Pacific Properties LP	3.250%	1/15/30	10,640	11,078
	Huntington Bancshares Inc.	2.550%	2/4/30	18,008	19,222
	ING Groep NV	3.950%	3/29/27	31,441	36,066
	ING Groep NV	4.550%	10/2/28	20,695	25,207
	ING Groep NV	4.050%	4/9/29	14,634	17,463
	Intercontinental Exchange Inc.	3.750%	12/1/25	24,037	27,220
	Intercontinental Exchange Inc.	3.100%	9/15/27	9,823	10,924
	Intercontinental Exchange Inc.	3.750%	9/21/28	17,220	20,042
	Intercontinental Exchange Inc.	2.100%	6/15/30	23,811	24,968
	Invesco Finance plc	3.750%	1/15/26	8,951	10,056
	Janus Capital Group Inc.	4.875%	8/1/25	289	331
	Jefferies Group LLC	4.850%	1/15/27	12,437	14,469
	Jefferies Group LLC	6.450%	6/8/27	5,946	7,509
	Jefferies Group LLC	4.150%	1/23/30	24,146	28,246
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	3.300%	4/1/26	51,044	57,016
	JPMorgan Chase & Co.	3.200%	6/15/26	44,602	49,430
	JPMorgan Chase & Co.	2.950%	10/1/26	70,905	78,452
	JPMorgan Chase & Co.	7.625%	10/15/26	10,113	13,670
	JPMorgan Chase & Co.	4.125%	12/15/26	23,959	27,999
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	33,106	37,759
	JPMorgan Chase & Co.	8.000%	4/29/27	12,162	16,745
	JPMorgan Chase & Co.	4.250%	10/1/27	43,835	51,535
	JPMorgan Chase & Co.	3.625%	12/1/27	41,752	47,320
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	56,404	64,497
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	49,583	56,146
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	28,510	29,891
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	59,277	67,135
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	39,634	46,295
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	56,643	67,302
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	68,851	83,350
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	64,458	74,433
	JPMorgan Chase & Co.	8.750%	9/1/30	793	1,167
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	70,810	76,819
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	79,216	97,058
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	58,008	62,143
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	43,048	46,882
	JPMorgan Chase & Co.	1.764%	11/19/31	30,000	30,155
	Kemper Corp.	2.400%	9/30/30	8,385	8,457
	KeyBank NA	3.300%	6/1/25	466	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KeyBank NA	3.400%	5/20/26	11,685	13,031
	KeyBank NA	6.950%	2/1/28	6,538	8,552
	KeyBank NA	3.900%	4/13/29	5,681	6,537
	KeyCorp	2.250%	4/6/27	20,080	21,295
	KeyCorp	4.100%	4/30/28	8,298	9,770
	KeyCorp	2.550%	10/1/29	19,078	20,672
	Kilroy Realty LP	4.750%	12/15/28	11,508	13,596
	Kilroy Realty LP	4.250%	8/15/29	8,849	10,131
	Kilroy Realty LP	3.050%	2/15/30	5,288	5,604
	Kimco Realty Corp.	2.800%	10/1/26	9,712	10,503
	Kimco Realty Corp.	3.800%	4/1/27	10,352	11,634
	Kimco Realty Corp.	1.900%	3/1/28	10,925	10,960
	Kimco Realty Corp.	2.700%	10/1/30	7,000	7,281
	Kite Realty Group LP	4.000%	10/1/26	6,240	6,225
	Lazard Group LLC	3.625%	3/1/27	11,352	12,360
	Lazard Group LLC	4.500%	9/19/28	12,421	14,618
	Lazard Group LLC	4.375%	3/11/29	3,856	4,474
	Legg Mason Inc.	4.750%	3/15/26	7,814	9,263
	Lexington Realty Trust	2.700%	9/15/30	4,910	5,071
	Life Storage LP	3.875%	12/15/27	6,774	7,660
	Life Storage LP	4.000%	6/15/29	10,535	12,179
	Life Storage LP	2.200%	10/15/30	8,550	8,675
	LifeStorage LP	3.500%	7/1/26	12,266	13,830
	Lincoln National Corp.	3.625%	12/12/26	10,868	12,377
	Lincoln National Corp.	3.800%	3/1/28	12,472	14,315
	Lincoln National Corp.	3.050%	1/15/30	7,956	8,736
	Lloyds Banking Group plc	4.582%	12/10/25	24,987	28,103
	Lloyds Banking Group plc	4.650%	3/24/26	35,112	40,117
	Lloyds Banking Group plc	3.750%	1/11/27	24,385	27,472
	Lloyds Banking Group plc	4.375%	3/22/28	46,158	54,576
	Lloyds Banking Group plc	4.550%	8/16/28	20,292	24,452
[2]	Lloyds Banking Group plc	3.574%	11/7/28	32,210	36,116
	Loews Corp.	3.750%	4/1/26	6,702	7,665
	Loews Corp.	3.200%	5/15/30	11,425	12,909
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,803	8,753
	Manulife Financial Corp.	4.150%	3/4/26	21,377	24,957
	Manulife Financial Corp.	2.484%	5/19/27	12,652	13,625
	Manulife Financial Corp.	4.061%	2/24/32	13,125	14,322
	Markel Corp.	3.500%	11/1/27	5,961	6,670
	Markel Corp.	3.350%	9/17/29	6,365	7,103
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,530	6,310
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	45,688	55,792
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,615	6,007
	Mastercard Inc.	2.950%	11/21/26	16,011	17,989
	Mastercard Inc.	3.300%	3/26/27	27,710	31,507
	Mastercard Inc.	3.500%	2/26/28	11,634	13,490
	Mastercard Inc.	2.950%	6/1/29	15,370	17,380
	Mastercard Inc.	3.350%	3/26/30	32,241	37,854
	Mercury General Corp.	4.400%	3/15/27	4,592	5,037
	MetLife Inc.	3.600%	11/13/25	290	329
	MetLife Inc.	4.550%	3/23/30	22,318	27,983
	Mid-America Apartments LP	3.600%	6/1/27	6,983	7,865
	Mid-America Apartments LP	4.200%	6/15/28	5,345	6,272
	Mid-America Apartments LP	3.950%	3/15/29	20,670	24,211
	Mid-America Apartments LP	2.750%	3/15/30	4,787	5,226
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	18,931	21,788
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	26,596	28,952
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	10,140	11,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	20,682	23,198
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	28,261	33,274
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,733	15,120
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	35,187	40,840
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	55,218	62,051
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	36,611	39,261
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	26,257	27,060
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	16,708	17,379
	Mizuho Financial Group Inc.	2.839%	9/13/26	10,986	12,026
	Mizuho Financial Group Inc.	3.663%	2/28/27	8,840	9,964
	Mizuho Financial Group Inc.	3.170%	9/11/27	10,845	11,940
	Mizuho Financial Group Inc.	4.018%	3/5/28	13,054	15,252
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	9,413	11,148
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	26,052	28,883
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	17,080	18,474
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	8,901	9,463
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	26,750	27,568
	Mizuho Financial Group Inc.	1.979%	9/8/31	25,400	25,505
	Morgan Stanley	5.000%	11/24/25	32,125	38,285
	Morgan Stanley	3.875%	1/27/26	60,950	69,580
	Morgan Stanley	3.125%	7/27/26	77,873	86,720
	Morgan Stanley	6.250%	8/9/26	15,508	19,747
	Morgan Stanley	4.350%	9/8/26	56,532	66,341
	Morgan Stanley	3.625%	1/20/27	69,886	79,693
	Morgan Stanley	3.950%	4/23/27	58,117	66,822
[2]	Morgan Stanley	3.591%	7/22/28	60,264	68,454
[2]	Morgan Stanley	3.772%	1/24/29	63,097	72,900
[2]	Morgan Stanley	4.431%	1/23/30	48,522	59,082
[2]	Morgan Stanley	2.699%	1/22/31	75,628	81,840
[2]	Morgan Stanley	3.622%	4/1/31	58,420	67,972
	Munich Re America Corp.	7.450%	12/15/26	3,708	5,064
	Nasdaq Inc.	3.850%	6/30/26	10,553	12,082
	National Australia Bank Ltd.	3.375%	1/14/26	8,694	9,773
	National Australia Bank Ltd.	2.500%	7/12/26	31,822	34,588
	National Retail Properties Inc.	4.000%	11/15/25	270	299
	National Retail Properties Inc.	3.600%	12/15/26	6,728	7,375
	National Retail Properties Inc.	3.500%	10/15/27	9,494	10,204
	National Retail Properties Inc.	4.300%	10/15/28	14,425	16,557
	National Retail Properties Inc.	2.500%	4/15/30	7,314	7,431
	Natwest Group plc	4.800%	4/5/26	17,520	20,542
	Natwest Group plc	3.073%	5/22/28	22,925	24,639
[2]	Natwest Group plc	4.892%	5/18/29	39,179	47,058
[2]	Natwest Group plc	5.076%	1/27/30	36,555	44,708
[2]	Natwest Group plc	4.445%	5/8/30	30,962	36,408
	Natwest Group plc	3.032%	11/28/35	1,750	1,763
	Nomura Holdings Inc.	3.103%	1/16/30	39,460	42,757
	Nomura Holdings Inc.	2.679%	7/16/30	12,676	13,367
	Northern Trust Corp.	3.650%	8/3/28	9,820	11,520
	Northern Trust Corp.	3.150%	5/3/29	12,190	13,842
	Northern Trust Corp.	1.950%	5/1/30	21,075	22,113
[2]	Northern Trust Corp.	3.375%	5/8/32	5,955	6,512
	Old Republic International Corp.	3.875%	8/26/26	8,065	9,286
	Omega Healthcare Investors Inc.	5.250%	1/15/26	7,152	7,977
	Omega Healthcare Investors Inc.	4.500%	4/1/27	13,298	14,579
	Omega Healthcare Investors Inc.	4.750%	1/15/28	18,840	20,962
	Omega Healthcare Investors Inc.	3.625%	10/1/29	15,808	16,246
	ORIX Corp.	3.700%	7/18/27	7,641	8,635
	Owl Rock Capital Corp.	3.750%	7/22/25	652	666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owl Rock Capital Corp.	4.250%	1/15/26	10,898	11,276
	PartnerRe Finance B LLC	3.700%	7/2/29	10,154	11,551
	PartnerRe Finance B LLC	4.500%	10/1/50	9,728	10,117
	PayPal Holdings Inc.	2.650%	10/1/26	32,234	35,142
	PayPal Holdings Inc.	2.850%	10/1/29	33,329	36,782
	PayPal Holdings Inc.	2.300%	6/1/30	12,727	13,612
	Physicians Realty LP	4.300%	3/15/27	8,319	8,983
	Physicians Realty LP	3.950%	1/15/28	6,735	7,164
	Piedmont Operating Partnership LP	3.150%	8/15/30	6,343	6,389
	PNC Bank NA	3.300%	10/30/24	1	1
	PNC Bank NA	3.250%	6/1/25	276	307
	PNC Bank NA	4.200%	11/1/25	639	735
	PNC Bank NA	3.100%	10/25/27	12,388	13,855
	PNC Bank NA	3.250%	1/22/28	8,169	9,243
	PNC Bank NA	4.050%	7/26/28	27,998	32,968
	PNC Bank NA	2.700%	10/22/29	19,743	21,520
	PNC Financial Services Group Inc.	2.600%	7/23/26	27,378	29,983
	PNC Financial Services Group Inc.	3.150%	5/19/27	23,985	27,102
	PNC Financial Services Group Inc.	3.450%	4/23/29	32,672	37,731
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,891	45,826
	Principal Financial Group Inc.	3.100%	11/15/26	9,424	10,482
	Principal Financial Group Inc.	3.700%	5/15/29	7,897	9,323
	Principal Financial Group Inc.	2.125%	6/15/30	16,205	16,949
	Progressive Corp.	2.450%	1/15/27	12,169	13,189
	Progressive Corp.	4.000%	3/1/29	8,805	10,605
	Progressive Corp.	6.625%	3/1/29	1,752	2,410
	Progressive Corp.	3.200%	3/26/30	15,989	18,417
	Prologis LP	3.750%	11/1/25	217	246
	Prologis LP	3.250%	10/1/26	16,085	18,088
	Prologis LP	2.125%	4/15/27	23,810	25,441
	Prologis LP	3.875%	9/15/28	8,918	10,495
	Prologis LP	4.375%	2/1/29	4,717	5,807
	Prologis LP	2.250%	4/15/30	26,259	28,054
	Prologis LP	1.250%	10/15/30	5,200	5,121
	Prudential Financial Inc.	1.500%	3/10/26	13,816	14,237
	Prudential Financial Inc.	3.878%	3/27/28	12,025	14,152
	Prudential Financial Inc.	2.100%	3/10/30	9,960	10,544
[2]	Prudential Financial Inc.	4.500%	9/15/47	18,117	19,951
[2]	Prudential Financial Inc.	5.700%	9/15/48	14,375	16,639
	Prudential Financial Inc.	3.700%	10/1/50	21,530	22,426
	Prudential plc	3.125%	4/14/30	20,594	23,443
	Public Storage	3.094%	9/15/27	8,412	9,432
	Public Storage	3.385%	5/1/29	12,966	14,877
	Raymond James Financial Inc.	3.625%	9/15/26	8,715	9,973
	Raymond James Financial Inc.	4.650%	4/1/30	22,673	27,864
	Realty Income Corp.	4.125%	10/15/26	16,872	19,653
	Realty Income Corp.	3.000%	1/15/27	15,313	16,708
	Realty Income Corp.	3.650%	1/15/28	12,521	14,194
	Realty Income Corp.	3.250%	6/15/29	11,464	12,755
	Regency Centers LP	3.600%	2/1/27	8,639	9,404
	Regency Centers LP	4.125%	3/15/28	7,525	8,472
	Regency Centers LP	2.950%	9/15/29	9,958	10,412
	Regency Centers LP	3.700%	6/15/30	12,975	14,641
	Reinsurance Group of America Inc.	3.950%	9/15/26	7,085	8,077
	Reinsurance Group of America Inc.	3.900%	5/15/29	12,410	14,188
	Reinsurance Group of America Inc.	3.150%	6/15/30	14,525	15,930
	RenaissanceRe Finance Inc.	3.450%	7/1/27	6,230	6,853
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	5,325	5,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Retail Properties of America Inc.	4.750%	9/15/30	8,240	8,308
	Royal Bank of Canada	4.650%	1/27/26	29,029	34,281
	Sabra Health Care LP	5.125%	8/15/26	17,638	19,437
	Sabra Health Care LP	3.900%	10/15/29	7,588	7,819
	Santander Holdings USA Inc.	3.244%	10/5/26	26,650	28,804
	Santander Holdings USA Inc.	4.400%	7/13/27	23,198	26,353
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	14,997	16,827
	Simon Property Group LP	3.300%	1/15/26	12,888	14,080
	Simon Property Group LP	3.250%	11/30/26	16,891	18,556
	Simon Property Group LP	3.375%	6/15/27	11,356	12,444
	Simon Property Group LP	3.375%	12/1/27	21,885	24,017
	Simon Property Group LP	2.450%	9/13/29	25,003	25,558
	Simon Property Group LP	2.650%	7/15/30	15,960	16,741
	SITE Centers Corp.	3.900%	8/15/24	1,830	1,823
	SITE Centers Corp.	4.250%	2/1/26	300	321
	SITE Centers Corp.	4.700%	6/1/27	11,884	12,715
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1	1
	Spirit Realty LP	4.450%	9/15/26	3,589	4,028
	Spirit Realty LP	3.200%	1/15/27	6,570	6,901
	Spirit Realty LP	4.000%	7/15/29	12,100	13,431
	Spirit Realty LP	3.400%	1/15/30	7,920	8,361
	State Street Corp.	3.550%	8/18/25	760	861
	State Street Corp.	2.650%	5/19/26	24,438	26,816
[2]	State Street Corp.	4.141%	12/3/29	8,995	10,891
	State Street Corp.	2.400%	1/24/30	13,134	14,448
	State Street Corp.	3.152%	3/30/31	8,464	9,748
[2]	State Street Corp.	3.031%	11/1/34	6,513	7,137
	Stifel Financial Corp.	4.000%	5/15/30	6,535	7,255
	STORE Capital Corp.	4.500%	3/15/28	6,620	7,447
	STORE Capital Corp.	4.625%	3/15/29	8,109	9,272
	STORE Capital Corp.	2.750%	11/18/30	7,500	7,570
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	31,063	35,328
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	31,660	34,288
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	30,732	33,988
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	34,681	38,816
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,426	12,871
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	17,056	19,085
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,110	17,208
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	21,140	24,681
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	9,132	10,908
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	52,930	58,776
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	18,972	20,687
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	27,193	29,436
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	37,532	40,775
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,746	20,438
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	11,861	11,903
	SVB Financial Group	3.500%	1/29/25	3,640	3,972
	SVB Financial Group	3.125%	6/5/30	7,028	7,892
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	6,365
	Synchrony Financial	3.700%	8/4/26	9,179	10,018
	Synchrony Financial	3.950%	12/1/27	26,455	29,347
	Synchrony Financial	5.150%	3/19/29	12,692	15,184
	Tanger Properties LP	3.125%	9/1/26	7,199	7,170
	Tanger Properties LP	3.875%	7/15/27	6,868	6,900
	TD Ameritrade Holding Corp.	3.300%	4/1/27	9,483	10,652
	TD Ameritrade Holding Corp.	2.750%	10/1/29	13,495	14,837
	Toronto-Dominion Bank	3.625%	9/15/31	24,201	27,196
	Trinity Acquisition plc	4.400%	3/15/26	10,250	11,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	4.050%	11/3/25	433	498
	Truist Bank	3.300%	5/15/26	14,490	16,202
	Truist Bank	3.800%	10/30/26	14,466	16,648
	Truist Bank	2.250%	3/11/30	39,712	41,616
	Truist Financial Corp.	2.850%	10/26/24	1	1
	Truist Financial Corp.	1.200%	8/5/25	233	238
	Truist Financial Corp.	1.125%	8/3/27	9,578	9,538
	Truist Financial Corp.	3.875%	3/19/29	28,505	33,179
	Truist Financial Corp.	1.950%	6/5/30	6,756	7,033
	UDR Inc.	4.000%	10/1/25	254	284
	UDR Inc.	2.950%	9/1/26	6,440	7,045
	UDR Inc.	3.500%	7/1/27	4,934	5,440
	UDR Inc.	3.500%	1/15/28	5,764	6,448
	UDR Inc.	4.400%	1/26/29	9,679	11,488
	UDR Inc.	3.200%	1/15/30	10,882	12,122
	Unum Group	4.000%	6/15/29	8,034	9,152
	US Bancorp	3.950%	11/17/25	7,335	8,444
	US Bancorp	3.100%	4/27/26	25,239	28,108
	US Bancorp	2.375%	7/22/26	44,558	48,220
	US Bancorp	3.150%	4/27/27	16,456	18,554
	US Bancorp	3.900%	4/26/28	6,231	7,412
	US Bancorp	3.000%	7/30/29	16,039	17,915
	US Bancorp	1.375%	7/22/30	20,084	20,152
	Ventas Realty LP	4.125%	1/15/26	10,616	12,034
	Ventas Realty LP	3.250%	10/15/26	13,401	14,621
	Ventas Realty LP	3.850%	4/1/27	5,703	6,294
	Ventas Realty LP	4.000%	3/1/28	7,948	8,941
	Ventas Realty LP	4.400%	1/15/29	18,776	21,802
	Ventas Realty LP	3.000%	1/15/30	8,211	8,725
	Ventas Realty LP	4.750%	11/15/30	15,110	18,249
	VEREIT Operating Partnership LP	4.625%	11/1/25	645	726
	VEREIT Operating Partnership LP	4.875%	6/1/26	10,077	11,511
	VEREIT Operating Partnership LP	3.950%	8/15/27	13,617	15,143
	VEREIT Operating Partnership LP	3.400%	1/15/28	16,136	17,446
	VEREIT Operating Partnership LP	2.200%	6/15/28	1,000	1,007
	VEREIT Operating Partnership LP	3.100%	12/15/29	16,408	17,212
	Visa Inc.	3.150%	12/14/25	79,348	88,420
	Visa Inc.	1.900%	4/15/27	38,756	40,987
	Visa Inc.	0.750%	8/15/27	10,929	10,849
	Visa Inc.	2.750%	9/15/27	17,444	19,418
	Visa Inc.	2.050%	4/15/30	30,990	33,001
	Voya Financial Inc.	3.650%	6/15/26	8,421	9,651
[2]	Voya Financial Inc.	4.700%	1/23/48	9,576	9,768
	Wachovia Corp.	7.574%	8/1/26	4,939	6,436
	Webster Financial Corp.	4.100%	3/25/29	5,003	5,396
[2]	Wells Fargo & Co.	2.164%	2/11/26	1,790	1,873
	Wells Fargo & Co.	3.000%	4/22/26	75,311	82,547
	Wells Fargo & Co.	4.100%	6/3/26	68,378	78,630
	Wells Fargo & Co.	3.000%	10/23/26	84,008	92,281
[2]	Wells Fargo & Co.	3.196%	6/17/27	52,881	58,503
	Wells Fargo & Co.	4.300%	7/22/27	48,504	56,699
[2]	Wells Fargo & Co.	3.584%	5/22/28	76,289	86,205
[2]	Wells Fargo & Co.	2.393%	6/2/28	38,793	41,023
	Wells Fargo & Co.	4.150%	1/24/29	40,598	48,161
[2]	Wells Fargo & Co.	2.879%	10/30/30	90,700	98,260
[2]	Wells Fargo & Co.	2.572%	2/11/31	61,631	65,325
[2]	Wells Fargo & Co.	4.478%	4/4/31	51,145	62,295
	Welltower Inc.	4.250%	4/1/26	12,973	15,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower Inc.	2.700%	2/15/27	14,632	15,894
	Welltower Inc.	4.250%	4/15/28	20,149	23,387
	Welltower Inc.	4.125%	3/15/29	12,354	14,174
	Welltower Inc.	3.100%	1/15/30	9,618	10,415
	Westpac Banking Corp.	2.850%	5/13/26	38,548	42,578
	Westpac Banking Corp.	2.700%	8/19/26	28,077	30,895
	Westpac Banking Corp.	3.350%	3/8/27	21,841	24,737
	Westpac Banking Corp.	3.400%	1/25/28	6,252	7,219
	Westpac Banking Corp.	2.650%	1/16/30	15,651	17,346
	Westpac Banking Corp.	4.322%	11/23/31	32,855	37,085
	Westpac Banking Corp.	4.110%	7/24/34	31,700	36,011
	Westpac Banking Corp.	2.668%	11/15/35	32,000	32,950
	Weyerhaeuser Co.	6.950%	10/1/27	3,674	4,850
	Weyerhaeuser Co.	4.000%	11/15/29	20,302	23,814
	Weyerhaeuser Co.	4.000%	4/15/30	29,133	34,225
	Willis North America Inc.	4.500%	9/15/28	17,867	21,575
	Willis North America Inc.	2.950%	9/15/29	18,794	20,730
	Wintrust Financial Corp.	4.850%	6/6/29	5,133	5,453
	WP Carey Inc.	4.250%	10/1/26	5,782	6,582
	WP Carey Inc.	3.850%	7/15/29	8,537	9,581
	Zions Bancorp NA	3.250%	10/29/29	7,755	7,973
					15,834,782
Health Care (9.7%)
	Abbott Laboratories	3.750%	11/30/26	34,234	39,914
	Abbott Laboratories	1.150%	1/30/28	13,029	13,158
	Abbott Laboratories	1.400%	6/30/30	14,244	14,465
	AbbVie Inc.	3.200%	5/14/26	49,939	55,702
	AbbVie Inc.	2.950%	11/21/26	88,468	97,699
	AbbVie Inc.	4.250%	11/14/28	34,972	42,033
	AbbVie Inc.	3.200%	11/21/29	118,810	133,845
	Adventist Health System	2.952%	3/1/29	5,125	5,422
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,366	4,974
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	6,610	6,909
	Agilent Technologies Inc.	3.050%	9/22/26	7,573	8,299
	Agilent Technologies Inc.	2.750%	9/15/29	7,165	7,800
	Agilent Technologies Inc.	2.100%	6/4/30	12,523	13,007
	AmerisourceBergen Corp.	3.450%	12/15/27	21,427	24,457
	AmerisourceBergen Corp.	2.800%	5/15/30	11,151	12,076
	Amgen Inc.	2.600%	8/19/26	34,386	37,297
	Amgen Inc.	2.200%	2/21/27	35,893	38,007
	Amgen Inc.	3.200%	11/2/27	15,065	16,946
	Amgen Inc.	2.450%	2/21/30	28,866	30,874
	Anthem Inc.	2.375%	1/15/25	4	4
	Anthem Inc.	3.650%	12/1/27	33,823	38,751
	Anthem Inc.	4.101%	3/1/28	25,120	29,432
	Anthem Inc.	2.875%	9/15/29	25,460	27,938
	Anthem Inc.	2.250%	5/15/30	31,291	33,068
	Ascension Health	2.532%	11/15/29	11,033	11,922
	AstraZeneca plc	0.700%	4/8/26	31,215	31,090
	AstraZeneca plc	3.125%	6/12/27	12,445	14,010
	AstraZeneca plc	4.000%	1/17/29	21,215	25,485
	AstraZeneca plc	1.375%	8/6/30	24,982	24,680
	Banner Health	2.338%	1/1/30	5,900	6,177
	Banner Health	1.897%	1/1/31	5,800	5,852
	Baxter International Inc.	2.600%	8/15/26	16,741	18,181
[1]	Baxter International Inc.	3.950%	4/1/30	7,400	8,838
	Becton Dickinson & Co.	3.700%	6/6/27	37,927	43,466
	Becton Dickinson & Co.	2.823%	5/20/30	13,239	14,455

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Biogen Inc.	2.250%	5/1/30	39,242	40,496
Bon Secours Mercy Health Inc.	3.464%	6/1/30	7,748	8,678
Boston Scientific Corp.	3.750%	3/1/26	34,995	39,722
Boston Scientific Corp.	4.000%	3/1/28	2,100	2,464
Boston Scientific Corp.	4.000%	3/1/29	18,520	21,714
Boston Scientific Corp.	2.650%	6/1/30	28,866	30,965
Bristol-Myers Squibb Co.	3.200%	6/15/26	57,579	63,875
Bristol-Myers Squibb Co.	3.250%	2/27/27	10,067	11,453
Bristol-Myers Squibb Co.	1.125%	11/13/27	17,900	17,961
Bristol-Myers Squibb Co.	3.450%	11/15/27	20,226	23,091
Bristol-Myers Squibb Co.	3.900%	2/20/28	35,098	41,603
Bristol-Myers Squibb Co.	3.400%	7/26/29	83,366	96,817
Bristol-Myers Squibb Co.	1.450%	11/13/30	23,000	22,975
Cardinal Health Inc.	3.750%	9/15/25	7,120	8,051
Cardinal Health Inc.	3.410%	6/15/27	20,955	23,475
CHRISTUS Health	4.341%	7/1/28	8,411	9,631
Cigna Corp.	4.500%	2/25/26	18,881	21,921
Cigna Corp.	3.400%	3/1/27	23,331	26,118
Cigna Corp.	7.875%	5/15/27	836	1,144
Cigna Corp.	3.050%	10/15/27	13,322	14,806
Cigna Corp.	4.375%	10/15/28	93,587	112,452
Cigna Corp.	2.400%	3/15/30	41,445	44,037
CommonSpirit Health	3.347%	10/1/29	19,483	21,105
CommonSpirit Health	2.782%	10/1/30	11,270	11,623
CVS Health Corp.	2.875%	6/1/26	48,654	53,195
CVS Health Corp.	3.000%	8/15/26	27,247	29,927
CVS Health Corp.	3.625%	4/1/27	15,296	17,344
CVS Health Corp.	6.250%	6/1/27	2,610	3,316
CVS Health Corp.	1.300%	8/21/27	22,119	22,070
CVS Health Corp.	4.300%	3/25/28	192,021	224,968
CVS Health Corp.	3.250%	8/15/29	44,529	49,518
CVS Health Corp.	3.750%	4/1/30	36,503	42,229
CVS Health Corp.	1.750%	8/21/30	24,723	24,614
DENTSPLY SIRONA Inc.	3.250%	6/1/30	12,451	13,689
DH Europe Finance II Sarl	2.600%	11/15/29	13,541	14,908
Edwards Lifesciences Corp.	4.300%	6/15/28	12,268	14,552
Eli Lilly & Co.	3.375%	3/15/29	26,808	31,124
Gilead Sciences Inc.	3.650%	3/1/26	55,289	62,634
Gilead Sciences Inc.	2.950%	3/1/27	28,889	31,913
Gilead Sciences Inc.	1.200%	10/1/27	8,901	8,941
Gilead Sciences Inc.	1.650%	10/1/30	14,246	14,176
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	45,682	54,165
GlaxoSmithKline Capital plc	3.375%	6/1/29	10,007	11,551
HCA Inc.	5.250%	6/15/26	33,330	39,246
HCA Inc.	4.500%	2/15/27	22,960	26,289
HCA Inc.	4.125%	6/15/29	40,274	46,315
Humana Inc.	3.950%	3/15/27	9,210	10,578
Humana Inc.	3.125%	8/15/29	12,644	14,069
Humana Inc.	4.875%	4/1/30	12,080	15,182
Johnson & Johnson	2.450%	3/1/26	36,980	40,233
Johnson & Johnson	2.950%	3/3/27	32,678	36,708
Johnson & Johnson	0.950%	9/1/27	36,927	37,012
Johnson & Johnson	2.900%	1/15/28	19,621	22,050
Johnson & Johnson	6.950%	9/1/29	4,380	6,362
Johnson & Johnson	1.300%	9/1/30	35,007	35,041
Kaiser Foundation Hospitals	3.150%	5/1/27	9,078	10,127
Laboratory Corp. of America Holdings	3.600%	9/1/27	7,795	8,922
Laboratory Corp. of America Holdings	2.950%	12/1/29	14,969	16,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKesson Corp.	3.950%	2/16/28	11,796	13,701
	McKesson Corp.	4.750%	5/30/29	8,733	10,697
	Medtronic Global Holdings SCA	3.350%	4/1/27	7,363	8,365
	Merck & Co. Inc.	0.750%	2/24/26	29,211	29,240
	Merck & Co. Inc.	3.400%	3/7/29	35,327	41,230
	Merck & Co. Inc.	1.450%	6/24/30	25,933	26,316
	Mercy Health	4.302%	7/1/28	5,020	5,723
	Mylan Inc.	4.550%	4/15/28	12,218	14,433
	Novartis Capital Corp.	2.000%	2/14/27	38,070	40,398
	Novartis Capital Corp.	3.100%	5/17/27	22,093	24,803
	Novartis Capital Corp.	2.200%	8/14/30	10,820	11,679
	PerkinElmer Inc.	3.300%	9/15/29	17,147	19,124
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,510	12,851
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	14,714	15,608
	Pfizer Inc.	2.750%	6/3/26	33,452	37,059
	Pfizer Inc.	3.000%	12/15/26	30,806	34,753
	Pfizer Inc.	3.600%	9/15/28	14,083	16,560
	Pfizer Inc.	3.450%	3/15/29	41,980	49,182
	Pfizer Inc.	2.625%	4/1/30	21,453	23,737
	Pfizer Inc.	1.700%	5/28/30	33,609	34,575
	Pharmacia LLC	6.600%	12/1/28	10,052	13,966
	Providence St Joseph Health Obligated Group	2.746%	10/1/26	8,866	9,721
	Providence St Joseph Health Obligated Group	2.532%	10/1/29	8,240	8,777
	Quest Diagnostics Inc.	3.450%	6/1/26	13,686	15,481
	Quest Diagnostics Inc.	4.200%	6/30/29	8,599	10,236
	Quest Diagnostics Inc.	2.950%	6/30/30	13,541	14,983
	Quest Diagnostics Inc.	2.800%	6/30/31	1,847	2,031
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	25,763	25,283
[1]	Royalty Pharma plc	1.750%	9/2/27	28,282	28,773
[1]	Royalty Pharma plc	2.200%	9/2/30	21,482	21,711
	Rush Obligated Group	3.922%	11/15/29	7,000	8,095
	Sanofi	3.625%	6/19/28	14,883	17,438
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	66,390	74,094
	Smith & Nephew plc	2.032%	10/14/30	21,225	21,533
	SSM Health Care Corp.	3.823%	6/1/27	5,517	6,165
	Stanford Health Care	3.310%	8/15/30	5,950	6,745
	Stryker Corp.	3.500%	3/15/26	14,476	16,326
	Stryker Corp.	3.650%	3/7/28	8,026	9,273
	Stryker Corp.	1.950%	6/15/30	26,252	27,144
	Sutter Health	3.695%	8/15/28	7,055	7,826
	Sutter Health	2.294%	8/15/30	14,950	15,257
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	32,698	40,578
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	65,444	66,737
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,076	9,082
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	17,243	19,181
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	16,455	18,540
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	24,154	26,480
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	26,864	33,675
	Toledo Hospital	5.325%	11/15/28	5,527	6,339
	UnitedHealth Group Inc.	3.750%	7/15/25	389	442
	UnitedHealth Group Inc.	3.700%	12/15/25	8,899	10,190
	UnitedHealth Group Inc.	1.250%	1/15/26	5,878	6,029
	UnitedHealth Group Inc.	3.100%	3/15/26	18,555	20,835
	UnitedHealth Group Inc.	3.450%	1/15/27	12,127	13,863
	UnitedHealth Group Inc.	3.375%	4/15/27	4,839	5,520
	UnitedHealth Group Inc.	2.950%	10/15/27	20,155	22,599
	UnitedHealth Group Inc.	3.850%	6/15/28	35,979	42,708
	UnitedHealth Group Inc.	3.875%	12/15/28	25,289	30,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.875%	8/15/29	25,916	29,183
	UnitedHealth Group Inc.	2.000%	5/15/30	15,967	16,948
[1]	Universal Health Services Inc.	2.650%	10/15/30	13,524	13,930
	Utah Acquisition Sub Inc.	3.950%	6/15/26	66,092	75,435
[1]	Viatris Inc.	2.300%	6/22/27	23,703	24,983
[1]	Viatris Inc.	2.700%	6/22/30	29,462	31,238
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	10,963	12,033
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	20,290	22,998
	Zoetis Inc.	3.000%	9/12/27	11,368	12,702
	Zoetis Inc.	3.900%	8/20/28	20,498	24,223
	Zoetis Inc.	2.000%	5/15/30	17,236	17,892
					4,227,485
Industrials (6.6%)
	3M Co.	2.250%	9/19/26	23,303	25,099
	3M Co.	2.875%	10/15/27	11,215	12,494
	3M Co.	3.625%	9/14/28	6,561	7,640
	3M Co.	3.375%	3/1/29	17,433	20,071
	3M Co.	2.375%	8/26/29	25,979	28,042
	3M Co.	3.050%	4/15/30	9,507	10,851
	Acuity Brands Lighting Inc.	2.150%	12/15/30	9,045	9,003
	Allegion plc	3.500%	10/1/29	9,882	10,868
	Allegion US Holding Co. Inc.	3.550%	10/1/27	6,700	7,319
	Amphenol Corp.	4.350%	6/1/29	8,933	10,786
	Amphenol Corp.	2.800%	2/15/30	20,741	22,698
[2]	BNSF Funding Trust I	6.613%	12/15/55	1,990	2,291
	Boeing Co.	2.750%	2/1/26	28,000	28,785
	Boeing Co.	3.100%	5/1/26	18,036	18,551
	Boeing Co.	2.250%	6/15/26	10,158	10,099
	Boeing Co.	2.700%	2/1/27	16,407	16,448
	Boeing Co.	2.800%	3/1/27	10,973	11,015
	Boeing Co.	5.040%	5/1/27	39,062	44,717
	Boeing Co.	3.250%	2/1/28	15,375	16,030
	Boeing Co.	3.250%	3/1/28	18,805	19,105
	Boeing Co.	3.450%	11/1/28	11,019	11,413
	Boeing Co.	3.200%	3/1/29	17,960	18,431
	Boeing Co.	2.950%	2/1/30	14,514	14,548
	Boeing Co.	5.150%	5/1/30	91,240	107,460
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,496	4,540
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	24,901	28,248
	Canadian National Railway Co.	2.750%	3/1/26	12,742	13,884
	Canadian National Railway Co.	6.900%	7/15/28	5,741	7,900
	Canadian Pacific Railway Co.	4.000%	6/1/28	8,113	9,539
	Canadian Pacific Railway Co.	2.050%	3/5/30	31,275	32,641
[1]	Carrier Global Corp.	2.493%	2/15/27	26,016	27,701
[1]	Carrier Global Corp.	2.722%	2/15/30	39,258	41,756
	Caterpillar Financial Services Corp.	2.400%	8/9/26	7,911	8,605
	Caterpillar Financial Services Corp.	1.100%	9/14/27	12,350	12,437
	Caterpillar Inc.	2.600%	9/19/29	7,915	8,709
	Caterpillar Inc.	2.600%	4/9/30	22,115	24,368
	CH Robinson Worldwide Inc.	4.200%	4/15/28	9,607	11,241
	CNH Industrial Capital LLC	1.875%	1/15/26	2,745	2,804
	CNH Industrial NV	3.850%	11/15/27	16,156	17,920
	CSX Corp.	2.600%	11/1/26	13,812	15,072
	CSX Corp.	3.250%	6/1/27	21,531	24,307
	CSX Corp.	3.800%	3/1/28	22,312	26,003
	CSX Corp.	4.250%	3/15/29	23,317	28,167
	CSX Corp.	2.400%	2/15/30	7,210	7,778
	CSX Transportation Inc.	6.251%	1/15/23	21	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	1.500%	9/1/30	11,610	11,642
	Deere & Co.	5.375%	10/16/29	2,457	3,222
	Deere & Co.	3.100%	4/15/30	16,489	18,938
	Dover Corp.	3.150%	11/15/25	397	437
	Dover Corp.	2.950%	11/4/29	6,932	7,605
	Eaton Corp.	3.103%	9/15/27	11,735	13,111
	Emerson Electric Co.	0.875%	10/15/26	16,971	17,019
	Emerson Electric Co.	1.800%	10/15/27	10,746	11,292
	Emerson Electric Co.	1.950%	10/15/30	6,820	7,179
	FedEx Corp.	3.250%	4/1/26	11,405	12,729
	FedEx Corp.	3.300%	3/15/27	9,623	10,779
	FedEx Corp.	3.400%	2/15/28	9,270	10,495
	FedEx Corp.	4.200%	10/17/28	7,408	8,870
	FedEx Corp.	3.100%	8/5/29	22,698	25,437
	FedEx Corp.	4.250%	5/15/30	21,252	25,815
	Flowserve Corp.	3.500%	10/1/30	10,505	11,007
	Fortive Corp.	3.150%	6/15/26	14,648	16,156
	General Dynamics Corp.	2.125%	8/15/26	10,849	11,634
	General Dynamics Corp.	3.500%	4/1/27	7,094	8,155
	General Dynamics Corp.	2.625%	11/15/27	10,956	11,940
	General Dynamics Corp.	3.750%	5/15/28	21,363	25,077
	General Dynamics Corp.	3.625%	4/1/30	25,398	30,242
	General Electric Co.	5.550%	1/5/26	8,325	9,890
	General Electric Co.	3.450%	5/1/27	23,722	26,100
	General Electric Co.	3.625%	5/1/30	24,481	27,401
	Hexcel Corp.	3.950%	2/15/27	9,492	10,101
	Honeywell International Inc.	2.500%	11/1/26	37,241	40,941
	Honeywell International Inc.	2.700%	8/15/29	11,474	12,803
	Honeywell International Inc.	1.950%	6/1/30	30,820	32,596
	Hubbell Inc.	3.350%	3/1/26	4,204	4,585
	Hubbell Inc.	3.150%	8/15/27	5,728	6,142
	Hubbell Inc.	3.500%	2/15/28	8,799	9,657
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	7,925	8,826
[1]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	16,921	19,969
	IDEX Corp.	3.000%	5/1/30	10,431	11,554
	Illinois Tool Works Inc.	2.650%	11/15/26	20,700	22,906
	JB Hunt Transport Services Inc.	3.875%	3/1/26	24,068	27,630
	John Deere Capital Corp.	2.650%	6/10/26	10,018	11,002
	John Deere Capital Corp.	2.250%	9/14/26	17,413	18,769
	John Deere Capital Corp.	1.750%	3/9/27	5,138	5,404
	John Deere Capital Corp.	2.800%	9/8/27	13,997	15,633
	John Deere Capital Corp.	3.050%	1/6/28	5,140	5,767
	John Deere Capital Corp.	3.450%	3/7/29	10,697	12,471
	John Deere Capital Corp.	2.800%	7/18/29	8,015	9,000
	John Deere Capital Corp.	2.450%	1/9/30	26,254	28,725
	Johnson Controls International plc	3.900%	2/14/26	8,486	9,577
	Johnson Controls International plc	1.750%	9/15/30	14,035	14,308
	Kansas City Southern	2.875%	11/15/29	9,772	10,514
	Kennametal Inc.	4.625%	6/15/28	5,808	6,384
	Keysight Technologies Inc.	4.600%	4/6/27	7,033	8,368
	Keysight Technologies Inc.	3.000%	10/30/29	18,949	20,843
	Kirby Corp.	4.200%	3/1/28	10,805	11,342
	L3Harris Technologies Inc.	3.850%	12/15/26	8,819	10,082
	L3Harris Technologies Inc.	4.400%	6/15/28	23,415	28,071
	L3Harris Technologies Inc.	4.400%	6/15/28	21,160	25,297
	L3Harris Technologies Inc.	2.900%	12/15/29	10,588	11,748
	Lennox International Inc.	1.700%	8/1/27	6,100	6,135
	Lockheed Martin Corp.	3.550%	1/15/26	48,688	55,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	1.850%	6/15/30	9,634	10,078
	Norfolk Southern Corp.	2.900%	6/15/26	9,924	10,950
	Norfolk Southern Corp.	7.800%	5/15/27	4,117	5,614
	Norfolk Southern Corp.	3.150%	6/1/27	7,956	8,816
	Norfolk Southern Corp.	3.800%	8/1/28	13,847	16,187
	Norfolk Southern Corp.	2.550%	11/1/29	12,060	13,063
	Northrop Grumman Corp.	3.200%	2/1/27	19,139	21,418
	Northrop Grumman Corp.	3.250%	1/15/28	44,516	50,213
	Northrop Grumman Corp.	4.400%	5/1/30	22,841	28,303
	nVent Finance Sarl	4.550%	4/15/28	9,087	9,798
	Oshkosh Corp.	4.600%	5/15/28	4,000	4,650
	Oshkosh Corp.	3.100%	3/1/30	6,250	6,766
	Otis Worldwide Corp.	2.293%	4/5/27	15,064	16,103
	Otis Worldwide Corp.	2.565%	2/15/30	38,802	41,709
	Parker-Hannifin Corp.	3.250%	3/1/27	14,868	16,520
	Parker-Hannifin Corp.	3.250%	6/14/29	21,236	24,061
	Pentair Finance Sarl	4.500%	7/1/29	1,435	1,708
	Quanta Services Inc.	2.900%	10/1/30	10,200	10,876
	Raytheon Technologies Corp.	2.650%	11/1/26	2,589	2,832
[1]	Raytheon Technologies Corp.	3.500%	3/15/27	37,059	42,130
	Raytheon Technologies Corp.	3.125%	5/4/27	27,829	31,115
[1]	Raytheon Technologies Corp.	7.200%	8/15/27	2,843	3,823
	Raytheon Technologies Corp.	6.700%	8/1/28	4,151	5,585
	Raytheon Technologies Corp.	4.125%	11/16/28	80,688	96,089
	Raytheon Technologies Corp.	7.500%	9/15/29	5,778	8,386
	Raytheon Technologies Corp.	2.250%	7/1/30	15,144	16,043
	Republic Services Inc.	2.900%	7/1/26	15,781	17,355
	Republic Services Inc.	3.375%	11/15/27	20,511	23,302
	Republic Services Inc.	3.950%	5/15/28	8,944	10,562
	Republic Services Inc.	2.300%	3/1/30	16,915	17,899
	Rockwell Automation Inc.	3.500%	3/1/29	6,251	7,270
	Roper Technologies Inc.	3.850%	12/15/25	6,482	7,346
	Roper Technologies Inc.	3.800%	12/15/26	22,158	25,455
	Roper Technologies Inc.	1.400%	9/15/27	13,975	14,125
	Roper Technologies Inc.	4.200%	9/15/28	20,174	24,145
	Roper Technologies Inc.	2.950%	9/15/29	19,711	21,739
	Roper Technologies Inc.	2.000%	6/30/30	12,575	12,927
	Roper Technologies Inc.	1.750%	2/15/31	6,000	6,024
	Ryder System Inc.	2.900%	12/1/26	8,723	9,481
	Textron Inc.	4.000%	3/15/26	6,020	6,722
	Textron Inc.	3.650%	3/15/27	12,043	13,233
	Textron Inc.	3.375%	3/1/28	5,893	6,380
	Textron Inc.	3.900%	9/17/29	9,411	10,666
	Textron Inc.	3.000%	6/1/30	4,908	5,220
	Timken Co.	4.500%	12/15/28	6,666	7,429
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	12,057	13,968
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	5,170	5,820
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	14,731	17,355
	Trimble Inc.	4.900%	6/15/28	12,414	14,752
	Tyco Electronics Group SA	3.700%	2/15/26	5,153	5,778
	Tyco Electronics Group SA	3.125%	8/15/27	10,971	12,091
	Union Pacific Corp.	2.750%	3/1/26	12,424	13,566
	Union Pacific Corp.	2.150%	2/5/27	27,891	29,735
	Union Pacific Corp.	3.000%	4/15/27	10,141	11,277
	Union Pacific Corp.	3.950%	9/10/28	36,538	43,193
	Union Pacific Corp.	6.625%	2/1/29	420	570
	Union Pacific Corp.	3.700%	3/1/29	15,057	17,655
	Union Pacific Corp.	2.400%	2/5/30	10,189	11,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	2.400%	11/15/26	14,650	16,000
	United Parcel Service Inc.	3.050%	11/15/27	17,681	20,007
	United Parcel Service Inc.	3.400%	3/15/29	13,823	16,080
	United Parcel Service Inc.	2.500%	9/1/29	12,132	13,246
	United Parcel Service Inc.	4.450%	4/1/30	13,361	16,768
	Waste Connections Inc.	4.250%	12/1/28	9,234	10,971
	Waste Connections Inc.	3.500%	5/1/29	8,981	10,227
	Waste Connections Inc.	2.600%	2/1/30	15,412	16,592
	Waste Management Inc.	3.150%	11/15/27	22,036	24,839
	Waste Management Inc.	1.150%	3/15/28	6,125	6,103
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	16,044	17,382
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	26,434	30,843
	Xylem Inc.	3.250%	11/1/26	7,170	8,023
	Xylem Inc.	1.950%	1/30/28	14,300	14,907
					2,900,746
Materials (3.0%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	8,316
	Air Products and Chemicals Inc.	1.850%	5/15/27	14,835	15,630
	Air Products and Chemicals Inc.	2.050%	5/15/30	9,440	10,044
	Albemarle Wodgina Pty. Ltd.	3.450%	11/15/29	5,525	5,590
	Amcor Finance USA Inc.	3.625%	4/28/26	515	575
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	15,100	16,042
	Avery Dennison Corp.	4.875%	12/6/28	8,162	10,105
	Avery Dennison Corp.	2.650%	4/30/30	11,420	12,204
	Bemis Co. Inc.	3.100%	9/15/26	6,673	7,282
	Bemis Co. Inc.	2.630%	6/19/30	22,709	24,328
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	4,199	5,316
	Cabot Corp.	4.000%	7/1/29	6,075	6,459
	Carlisle Cos. Inc.	3.750%	12/1/27	7,166	8,122
	Carlisle Cos. Inc.	2.750%	3/1/30	18,717	20,089
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,803	12,834
	Dow Chemical Co.	4.550%	11/30/25	10,304	12,029
	Dow Chemical Co.	3.625%	5/15/26	16,878	18,929
	Dow Chemical Co.	4.800%	11/30/28	9,541	11,719
	Dow Chemical Co.	7.375%	11/1/29	12,487	17,741
	Dow Chemical Co.	2.100%	11/15/30	26,540	27,045
	DuPont de Nemours Inc.	4.493%	11/15/25	15,000	17,457
	DuPont de Nemours Inc.	4.725%	11/15/28	39,566	48,454
	Eagle Materials Inc.	4.500%	8/1/26	5,819	6,050
	Eastman Chemical Co.	4.500%	12/1/28	9,444	11,255
	Ecolab Inc.	2.700%	11/1/26	24,433	27,164
	Ecolab Inc.	3.250%	12/1/27	10,530	11,917
	Ecolab Inc.	4.800%	3/24/30	15,609	19,905
	Ecolab Inc.	1.300%	1/30/31	3,000	2,977
	EI du Pont de Nemours & Co.	2.300%	7/15/30	7,117	7,546
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	14,428	16,484
	FMC Corp.	3.200%	10/1/26	15,729	17,407
	FMC Corp.	3.450%	10/1/29	12,521	14,156
	Georgia-Pacific LLC	7.375%	12/1/25	1,427	1,819
[1]	Georgia-Pacific LLC	0.950%	5/15/26	4,000	3,996
[1]	Georgia-Pacific LLC	2.100%	4/30/27	5,600	5,913
	Georgia-Pacific LLC	7.750%	11/15/29	3,072	4,522
[1]	Georgia-Pacific LLC	2.300%	4/30/30	5,000	5,318
	Huntsman International LLC	4.500%	5/1/29	10,753	12,447
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,592	7,794
	International Paper Co.	3.800%	1/15/26	5,216	5,928
	International Paper Co.	3.000%	2/15/27	100	110
	Kinross Gold Corp.	4.500%	7/15/27	10,451	11,940

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Linde Inc.	3.200%	1/30/26	10,163	11,354
Linde Inc.	1.100%	8/10/30	12,479	12,257
LYB International Finance II BV	3.500%	3/2/27	21,177	23,611
LYB International Finance III LLC	3.375%	5/1/30	15,735	17,580
LYB International Finance III LLC	2.250%	10/1/30	8,975	9,176
Martin Marietta Materials Inc.	3.450%	6/1/27	6,298	7,034
Martin Marietta Materials Inc.	3.500%	12/15/27	8,034	9,092
Martin Marietta Materials Inc.	2.500%	3/15/30	12,569	13,243
Mosaic Co.	4.050%	11/15/27	11,105	12,401
Newmont Corp.	2.800%	10/1/29	23,158	25,360
Newmont Corp.	2.250%	10/1/30	9,778	10,234
Nucor Corp.	3.950%	5/1/28	9,501	11,156
Nucor Corp.	2.700%	6/1/30	10,347	11,300
Nutrien Ltd.	4.000%	12/15/26	10,582	12,270
Nutrien Ltd.	4.200%	4/1/29	10,005	11,972
Nutrien Ltd.	2.950%	5/13/30	17,427	19,094
Owens Corning	3.400%	8/15/26	7,388	8,114
Owens Corning	3.950%	8/15/29	10,683	12,142
Owens Corning	3.875%	6/1/30	6,531	7,529
Packaging Corp. of America	3.400%	12/15/27	11,613	12,967
Packaging Corp. of America	3.000%	12/15/29	6,448	7,133
PPG Industries Inc.	3.750%	3/15/28	3,250	3,908
PPG Industries Inc.	2.800%	8/15/29	8,017	8,772
PPG Industries Inc.	2.550%	6/15/30	9,231	9,956
Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,253	8,420
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	11,287	15,880
Rohm & Haas Co.	7.850%	7/15/29	19,727	27,874
RPM International Inc.	3.750%	3/15/27	7,927	8,745
RPM International Inc.	4.550%	3/1/29	9,070	10,591
Sherwin-Williams Co.	3.950%	1/15/26	7,787	8,832
Sherwin-Williams Co.	3.450%	6/1/27	24,530	27,882
Sherwin-Williams Co.	2.950%	8/15/29	32,438	35,824
Sherwin-Williams Co.	2.300%	5/15/30	12,366	13,037
Sonoco Products Co.	3.125%	5/1/30	11,249	12,429
Steel Dynamics Inc.	1.650%	10/15/27	3,890	3,970
Steel Dynamics Inc.	3.450%	4/15/30	20,566	23,060
Steel Dynamics Inc.	3.250%	1/15/31	1,000	1,115
Suzano Austria GmbH	6.000%	1/15/29	40,163	47,824
Suzano Austria GmbH	5.000%	1/15/30	21,169	23,881
Teck Resources Ltd.	3.900%	7/15/30	12,000	13,110
Vale Overseas Ltd.	6.250%	8/10/26	23,340	28,650
Vale Overseas Ltd.	3.750%	7/8/30	34,571	37,906
Vulcan Materials Co.	3.900%	4/1/27	8,252	9,435
Vulcan Materials Co.	3.500%	6/1/30	16,065	18,312
Westlake Chemical Corp.	3.600%	8/15/26	20,067	22,276
Westlake Chemical Corp.	3.375%	6/15/30	3,083	3,377
WestRock MWV LLC	8.200%	1/15/30	2,518	3,555
WRKCo Inc.	4.650%	3/15/26	15,028	17,584
WRKCo Inc.	3.375%	9/15/27	11,419	12,597
WRKCo Inc.	4.000%	3/15/28	11,425	13,077
WRKCo Inc.	3.900%	6/1/28	20,453	23,389
WRKCo Inc.	4.900%	3/15/29	25,283	30,908
Yamana Gold Inc.	4.625%	12/15/27	200	217
				1,302,370
Technology (8.4%)
Activision Blizzard Inc.	3.400%	9/15/26	17,145	19,428
Activision Blizzard Inc.	3.400%	6/15/27	8,694	9,865
Activision Blizzard Inc.	1.350%	9/15/30	10,393	10,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adobe Inc.	2.150%	2/1/27	19,669	21,073
	Adobe Inc.	2.300%	2/1/30	26,325	28,484
	Amdocs Ltd.	2.538%	6/15/30	12,416	12,908
	Analog Devices Inc.	3.900%	12/15/25	8,151	9,300
	Analog Devices Inc.	3.500%	12/5/26	18,906	21,426
	Apple Inc.	3.250%	2/23/26	81,537	91,381
	Apple Inc.	2.450%	8/4/26	40,527	44,065
	Apple Inc.	2.050%	9/11/26	50,714	54,159
	Apple Inc.	3.350%	2/9/27	46,434	52,942
	Apple Inc.	3.200%	5/11/27	46,558	52,764
	Apple Inc.	3.000%	6/20/27	8,761	9,851
	Apple Inc.	2.900%	9/12/27	51,460	57,473
	Apple Inc.	3.000%	11/13/27	19,572	22,111
	Apple Inc.	2.200%	9/11/29	37,902	40,759
	Apple Inc.	1.650%	5/11/30	40,403	41,595
	Apple Inc.	1.250%	8/20/30	23,475	23,476
	Applied Materials Inc.	3.300%	4/1/27	22,416	25,502
	Applied Materials Inc.	1.750%	6/1/30	17,746	18,404
	Arrow Electronics Inc.	3.875%	1/12/28	10,487	11,815
	Autodesk Inc.	3.500%	6/15/27	8,180	9,274
	Autodesk Inc.	2.850%	1/15/30	12,647	14,025
	Automatic Data Processing Inc.	1.250%	9/1/30	9,495	9,446
	Avnet Inc.	4.625%	4/15/26	11,450	12,716
	Broadcom Corp.	3.875%	1/15/27	105,605	118,653
	Broadcom Corp.	3.500%	1/15/28	28,802	31,716
	Broadcom Inc.	4.250%	4/15/26	48,846	55,056
	Broadcom Inc.	3.459%	9/15/26	36,159	39,261
	Broadcom Inc.	4.110%	9/15/28	43,136	49,177
	Broadcom Inc.	4.750%	4/15/29	63,149	75,107
	Broadcom Inc.	5.000%	4/15/30	55,718	67,440
	Broadcom Inc.	4.150%	11/15/30	51,285	59,564
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	10,879	12,215
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	13,863	15,087
	CA Inc.	4.700%	3/15/27	5,819	6,438
	Cisco Systems Inc.	2.950%	2/28/26	12,916	14,383
	Cisco Systems Inc.	2.500%	9/20/26	28,343	31,172
	Citrix Systems Inc.	4.500%	12/1/27	15,360	17,606
	Citrix Systems Inc.	3.300%	3/1/30	16,155	17,318
[1]	Dell International LLC	6.020%	6/15/26	82,412	99,891
[1]	Dell International LLC	4.900%	10/1/26	49,431	57,603
[1]	Dell International LLC	6.100%	7/15/27	10,940	13,451
[1]	Dell International LLC	5.300%	10/1/29	42,428	51,061
[1]	Dell International LLC	6.200%	7/15/30	14,106	17,872
	DXC Technology Co.	4.750%	4/15/27	16,996	19,145
	Electronic Arts Inc.	4.800%	3/1/26	3,968	4,723
	Equifax Inc.	2.600%	12/15/25	10,908	11,801
	Equifax Inc.	3.100%	5/15/30	15,959	17,554
	Flex Ltd.	3.750%	2/1/26	12,095	13,382
	Flex Ltd.	4.875%	6/15/29	15,991	18,637
	Flex Ltd.	4.875%	5/12/30	5,486	6,524
	FLIR Systems Inc.	2.500%	8/1/30	10,332	10,813
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	24,008	24,598
	HP Inc.	3.000%	6/17/27	14,785	16,027
	HP Inc.	3.400%	6/17/30	22,749	24,943
	IHS Markit Ltd.	4.750%	8/1/28	14,472	17,312
	IHS Markit Ltd.	4.250%	5/1/29	20,961	24,524
	Intel Corp.	2.600%	5/19/26	20,169	22,067
	Intel Corp.	3.750%	3/25/27	27,354	31,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.150%	5/11/27	16,632	18,720
	Intel Corp.	2.450%	11/15/29	43,845	47,813
	Intel Corp.	3.900%	3/25/30	25,174	30,380
	International Business Machines Corp.	3.450%	2/19/26	33,978	38,498
	International Business Machines Corp.	3.300%	5/15/26	71,178	80,204
	International Business Machines Corp.	3.300%	1/27/27	8,460	9,503
	International Business Machines Corp.	1.700%	5/15/27	36,427	37,784
	International Business Machines Corp.	6.220%	8/1/27	4,382	5,699
	International Business Machines Corp.	6.500%	1/15/28	4,250	5,622
	International Business Machines Corp.	3.500%	5/15/29	60,470	69,941
	International Business Machines Corp.	1.950%	5/15/30	28,692	29,644
	Intuit Inc.	1.350%	7/15/27	7,315	7,442
	Intuit Inc.	1.650%	7/15/30	12,740	13,048
	Jabil Inc.	3.950%	1/12/28	11,038	12,343
	Jabil Inc.	3.600%	1/15/30	9,957	10,882
	Juniper Networks Inc.	3.750%	8/15/29	15,867	18,197
	KLA Corp.	4.100%	3/15/29	14,143	16,973
	Lam Research Corp.	3.750%	3/15/26	14,334	16,435
	Lam Research Corp.	4.000%	3/15/29	18,378	22,055
	Lam Research Corp.	1.900%	6/15/30	17,238	17,913
[1]	Leidos Inc.	4.375%	5/15/30	13,904	16,476
	Marvell Technology Group Ltd.	4.875%	6/22/28	10,937	12,960
	Maxim Integrated Products Inc.	3.450%	6/15/27	7,020	7,855
	Micron Technology Inc.	4.975%	2/6/26	8,094	9,470
	Micron Technology Inc.	4.185%	2/15/27	23,776	27,372
	Micron Technology Inc.	5.327%	2/6/29	13,030	15,962
	Micron Technology Inc.	4.663%	2/15/30	16,870	20,286
	Microsoft Corp.	2.400%	8/8/26	100,005	108,986
	Microsoft Corp.	3.300%	2/6/27	82,323	94,037
	Moody's Corp.	3.250%	1/15/28	9,141	10,334
	Moody's Corp.	4.250%	2/1/29	4,971	5,922
	Motorola Solutions Inc.	4.600%	2/23/28	19,936	23,535
	Motorola Solutions Inc.	4.600%	5/23/29	10,806	12,826
	Motorola Solutions Inc.	2.300%	11/15/30	17,000	17,338
	NetApp Inc.	2.375%	6/22/27	12,875	13,651
	NetApp Inc.	2.700%	6/22/30	13,628	14,355
	NVIDIA Corp.	3.200%	9/16/26	25,274	28,561
	NVIDIA Corp.	2.850%	4/1/30	31,930	35,772
[1]	NXP BV	5.350%	3/1/26	5,725	6,857
[1]	NXP BV	3.875%	6/18/26	16,393	18,564
[1]	NXP BV	3.150%	5/1/27	17,767	19,379
[1]	NXP BV	5.550%	12/1/28	8,741	10,971
[1]	NXP BV	4.300%	6/18/29	21,301	25,026
[1]	NXP BV	3.400%	5/1/30	20,958	23,575
	Oracle Corp.	2.650%	7/15/26	66,370	72,403
	Oracle Corp.	2.800%	4/1/27	52,671	57,963
	Oracle Corp.	3.250%	11/15/27	52,283	59,322
	Oracle Corp.	2.950%	4/1/30	64,374	72,052
	Oracle Corp.	3.250%	5/15/30	9,592	11,042
	QUALCOMM Inc.	3.250%	5/20/27	41,899	47,327
[1]	QUALCOMM Inc.	1.300%	5/20/28	18,601	18,638
	QUALCOMM Inc.	2.150%	5/20/30	26,620	28,258
	RELX Capital Inc.	4.000%	3/18/29	14,918	17,557
	RELX Capital Inc.	3.000%	5/22/30	13,768	15,284
	S&P Global Inc.	2.950%	1/22/27	15,324	16,925
	S&P Global Inc.	2.500%	12/1/29	10,995	11,938
	S&P Global Inc.	1.250%	8/15/30	12,477	12,325
	salesforce.com Inc.	3.700%	4/11/28	31,189	36,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seagate HDD Cayman	4.875%	6/1/27	10,760	12,266
[1]	Seagate HDD Cayman	4.091%	6/1/29	18,267	20,185
	ServiceNow Inc.	1.400%	9/1/30	26,642	25,839
	Texas Instruments Inc.	2.900%	11/3/27	7,982	8,928
	Texas Instruments Inc.	2.250%	9/4/29	29,215	31,638
	Texas Instruments Inc.	1.750%	5/4/30	19,949	20,601
	Thomson Reuters Corp.	3.350%	5/15/26	9,961	11,156
	Verisk Analytics Inc.	4.125%	3/15/29	16,955	20,342
	VMware Inc.	4.650%	5/15/27	12,868	15,058
	VMware Inc.	3.900%	8/21/27	23,504	26,302
	VMware Inc.	4.700%	5/15/30	24,115	29,177
	Xilinx Inc.	2.375%	6/1/30	16,113	16,910
					3,643,623
Utilities (6.4%)
	AEP Texas Inc.	3.950%	6/1/28	17,560	20,528
	AEP Texas Inc.	2.100%	7/1/30	15,338	16,028
	AEP Transmission Co. LLC	3.100%	12/1/26	3,817	4,279
[1,4]	AES Corp.	1.375%	1/15/26	15,800	15,884
[1,4]	AES Corp.	2.450%	1/15/31	7,700	7,759
	Alabama Power Co.	1.450%	9/15/30	7,000	7,134
	Ameren Corp.	3.650%	2/15/26	5,312	5,977
	Ameren Corp.	3.500%	1/15/31	4,000	4,626
	Ameren Illinois Co.	3.800%	5/15/28	6,139	7,225
	Ameren Illinois Co.	1.550%	11/15/30	5,000	5,041
	American Electric Power Co. Inc.	3.200%	11/13/27	11,726	13,072
	American Electric Power Co. Inc.	4.300%	12/1/28	11,352	13,588
	American Electric Power Co. Inc.	2.300%	3/1/30	6,277	6,564
	American Water Capital Corp.	2.950%	9/1/27	5,597	6,177
	American Water Capital Corp.	3.750%	9/1/28	9,899	11,529
	American Water Capital Corp.	3.450%	6/1/29	19,386	22,273
	American Water Capital Corp.	2.800%	5/1/30	13,175	14,537
	Appalachian Power Co.	3.300%	6/1/27	4,600	5,113
	Arizona Public Service Co.	2.950%	9/15/27	3,994	4,371
	Arizona Public Service Co.	2.600%	8/15/29	7,725	8,380
	Atlantic City Electric Co.	4.000%	10/15/28	5,536	6,500
	Atmos Energy Corp.	3.000%	6/15/27	9,321	10,351
	Atmos Energy Corp.	2.625%	9/15/29	8,657	9,529
	Avangrid Inc.	3.800%	6/1/29	15,186	17,554
	Baltimore Gas & Electric Co.	2.400%	8/15/26	5,578	6,011
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	24,016	27,221
[1]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	10,704	12,688
	Black Hills Corp.	3.950%	1/15/26	5,845	6,546
	Black Hills Corp.	3.150%	1/15/27	4,635	5,016
	Black Hills Corp.	3.050%	10/15/29	14,856	16,254
	Black Hills Corp.	2.500%	6/15/30	1,970	2,058
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	4,092	4,408
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	4,621	5,073
	CenterPoint Energy Inc.	4.250%	11/1/28	9,927	11,759
	CenterPoint Energy Inc.	2.950%	3/1/30	7,030	7,686
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	5,971	7,025
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	11,508	11,704
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,607	7,088
	Cleco Corporate Holdings LLC	3.375%	9/15/29	3,510	3,556
	CMS Energy Corp.	3.000%	5/15/26	7,056	7,762
	CMS Energy Corp.	3.450%	8/15/27	5,686	6,370
	CMS Energy Corp.	4.750%	6/1/50	12,787	14,049
	CMS Energy Corp.	3.750%	12/1/50	2,000	2,020
	Commonwealth Edison Co.	2.550%	6/15/26	6,214	6,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	2.950%	8/15/27	5,092	5,653
	Commonwealth Edison Co.	3.700%	8/15/28	11,007	12,948
	Commonwealth Edison Co.	2.200%	3/1/30	4,976	5,351
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	6,000	6,007
	Connecticut Light & Power Co.	3.200%	3/15/27	7,485	8,345
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,000	7,774
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	5,626	6,521
	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	6,350	7,537
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,245	17,574
	Consumers Energy Co.	3.800%	11/15/28	5,754	6,798
	Dominion Energy Inc.	2.850%	8/15/26	14,322	15,716
	Dominion Energy Inc.	3.600%	3/15/27	390	442
	Dominion Energy Inc.	4.250%	6/1/28	9,215	10,926
	Dominion Energy Inc.	3.375%	4/1/30	32,049	36,656
	DTE Electric Co.	2.250%	3/1/30	8,980	9,630
	DTE Energy Co.	2.850%	10/1/26	15,990	17,497
	DTE Energy Co.	3.800%	3/15/27	8,127	9,259
	DTE Energy Co.	3.400%	6/15/29	15,540	17,628
	DTE Energy Co.	2.950%	3/1/30	5,870	6,439
	Duke Energy Carolinas LLC	2.950%	12/1/26	11,213	12,562
	Duke Energy Carolinas LLC	3.950%	11/15/28	11,178	13,459
	Duke Energy Carolinas LLC	6.000%	12/1/28	2,475	3,211
	Duke Energy Carolinas LLC	2.450%	8/15/29	15,133	16,437
	Duke Energy Carolinas LLC	2.450%	2/1/30	11,565	12,449
	Duke Energy Corp.	2.650%	9/1/26	39,572	43,044
	Duke Energy Corp.	3.150%	8/15/27	11,072	12,379
	Duke Energy Corp.	3.400%	6/15/29	9,617	10,926
	Duke Energy Corp.	2.450%	6/1/30	28,956	30,927
	Duke Energy Florida LLC	3.200%	1/15/27	18,412	20,680
	Duke Energy Florida LLC	3.800%	7/15/28	14,567	17,177
	Duke Energy Florida LLC	2.500%	12/1/29	12,482	13,564
	Duke Energy Florida LLC	1.750%	6/15/30	9,258	9,494
	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,612
	Duke Energy Ohio Inc.	3.650%	2/1/29	12,781	14,839
	Duke Energy Ohio Inc.	2.125%	6/1/30	5,732	5,990
	Duke Energy Progress LLC	3.700%	9/1/28	6,392	7,361
	Duke Energy Progress LLC	3.450%	3/15/29	21,678	25,028
[1]	East Ohio Gas Co.	2.000%	6/15/30	3,150	3,269
	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	6,695	7,401
	Edison International	5.750%	6/15/27	5,898	6,868
	Edison International	4.125%	3/15/28	15,237	16,648
	Emera US Finance LP	3.550%	6/15/26	19,719	21,964
	Enel Americas SA	4.000%	10/25/26	12,289	13,577
	Enel Chile SA	4.875%	6/12/28	16,147	18,845
	Entergy Arkansas LLC	3.500%	4/1/26	11,824	13,345
	Entergy Corp.	2.950%	9/1/26	27,020	29,756
	Entergy Corp.	2.800%	6/15/30	13,575	14,745
	Entergy Louisiana LLC	2.400%	10/1/26	7,268	7,849
	Entergy Louisiana LLC	3.120%	9/1/27	5,618	6,252
	Entergy Louisiana LLC	3.250%	4/1/28	11,482	12,924
	Entergy Mississippi LLC	2.850%	6/1/28	11,302	12,480
	Entergy Texas Inc.	4.000%	3/30/29	9,477	11,150
	Entergy Texas Inc.	1.750%	3/15/31	2,000	2,005
	Essential Utilities Inc.	3.566%	5/1/29	10,593	12,063
	Essential Utilities Inc.	2.704%	4/15/30	8,828	9,504
	Evergy Inc.	2.900%	9/15/29	14,331	15,556
	Evergy Kansas Central Inc.	2.550%	7/1/26	9,399	10,126
	Evergy Kansas Central Inc.	3.100%	4/1/27	6,547	7,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Metro Inc.	2.250%	6/1/30	11,812	12,570
	Eversource Energy	3.300%	1/15/28	9,495	10,568
	Eversource Energy	4.250%	4/1/29	12,709	15,166
	Eversource Energy	1.650%	8/15/30	9,773	9,753
	Exelon Corp.	3.400%	4/15/26	24,304	27,251
	Exelon Corp.	4.050%	4/15/30	38,724	45,831
	Florida Power & Light Co.	3.125%	12/1/25	16,181	17,899
	Fortis Inc.	3.055%	10/4/26	16,945	18,548
	Georgia Power Co.	3.250%	4/1/26	8,790	9,894
	Georgia Power Co.	3.250%	3/30/27	8,217	9,068
	Georgia Power Co.	2.650%	9/15/29	21,189	23,239
	Gulf Power Co.	3.300%	5/30/27	4,040	4,539
	Indiana Michigan Power Co.	3.850%	5/15/28	13,872	15,991
	Interstate Power & Light Co.	4.100%	9/26/28	10,273	12,251
	Interstate Power & Light Co.	3.600%	4/1/29	8,018	9,296
	Interstate Power & Light Co.	2.300%	6/1/30	5,152	5,486
[1]	IPALCO Enterprises Inc.	4.250%	5/1/30	4,890	5,622
	ITC Holdings Corp.	3.250%	6/30/26	7,015	7,813
	ITC Holdings Corp.	3.350%	11/15/27	10,790	12,026
	MidAmerican Energy Co.	3.100%	5/1/27	6,484	7,305
	MidAmerican Energy Co.	3.650%	4/15/29	20,499	24,470
	Mississippi Power Co.	3.950%	3/30/28	4,620	5,298
	National Fuel Gas Co.	5.500%	1/15/26	8,437	9,467
	National Fuel Gas Co.	3.950%	9/15/27	8,896	9,143
	National Fuel Gas Co.	4.750%	9/1/28	5,825	6,112
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	13,034	14,552
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	18,603	21,503
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	7,385	8,719
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	18,606	21,726
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	8,687	9,396
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,375	5,891
	Nevada Power Co.	3.700%	5/1/29	13,106	15,389
	Nevada Power Co.	2.400%	5/1/30	1,425	1,528
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,317	10,400
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,589	11,947
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	10,797	12,295
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,798	22,633
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	55,513	58,071
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	18,850	20,664
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	7,710	9,050
	NiSource Inc.	3.490%	5/15/27	12,033	13,545
	NiSource Inc.	2.950%	9/1/29	22,255	24,452
	NiSource Inc.	3.600%	5/1/30	24,218	27,995
	NSTAR Electric Co.	3.200%	5/15/27	15,693	17,634
	NSTAR Electric Co.	3.250%	5/15/29	5,302	6,070
	NSTAR Electric Co.	3.950%	4/1/30	8,436	10,260
	Ohio Power Co.	2.600%	4/1/30	2,150	2,359
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,145	7,069
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	2,665	3,042
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	12,226	13,920
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	10,798	12,695
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,753	3,608
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	7,567	8,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONE Gas Inc.	2.000%	5/15/30	4,896	5,137
	Pacific Gas & Electric Co.	3.150%	1/1/26	46,525	49,156
	Pacific Gas & Electric Co.	2.950%	3/1/26	4,000	4,193
	Pacific Gas & Electric Co.	2.100%	8/1/27	2,025	2,032
	Pacific Gas & Electric Co.	3.300%	12/1/27	44,163	46,906
	Pacific Gas & Electric Co.	3.750%	7/1/28	27,050	29,161
	Pacific Gas & Electric Co.	4.550%	7/1/30	66,307	75,626
	Pacific Gas & Electric Co.	2.500%	2/1/31	6,000	6,030
	PacifiCorp	3.500%	6/15/29	12,889	14,822
	PacifiCorp	2.700%	9/15/30	7,861	8,677
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	7,770	8,781
	PPL Capital Funding Inc.	3.100%	5/15/26	30,295	33,605
	PPL Capital Funding Inc.	4.125%	4/15/30	10,924	12,876
	Public Service Co. of Colorado	3.700%	6/15/28	8,215	9,541
	Public Service Electric & Gas Co.	2.250%	9/15/26	9,402	10,130
	Public Service Electric & Gas Co.	3.000%	5/15/27	3,167	3,525
	Public Service Electric & Gas Co.	3.700%	5/1/28	7,680	8,864
	Public Service Electric & Gas Co.	3.650%	9/1/28	6,322	7,372
	Public Service Electric & Gas Co.	3.200%	5/15/29	8,613	9,841
	Public Service Electric & Gas Co.	2.450%	1/15/30	5,229	5,708
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,856	11,695
[1]	Puget Energy Inc.	4.100%	6/15/30	13,805	15,654
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,983	4,316
	San Diego Gas & Electric Co.	1.700%	10/1/30	14,450	14,578
	Sempra Energy	3.750%	11/15/25	749	846
	Sempra Energy	3.250%	6/15/27	20,181	22,213
	Sempra Energy	3.400%	2/1/28	23,783	26,523
	Sierra Pacific Power Co.	2.600%	5/1/26	18,104	19,681
	Southern California Edison Co.	1.200%	2/1/26	7,450	7,463
	Southern California Edison Co.	3.650%	3/1/28	8,779	9,838
	Southern California Edison Co.	4.200%	3/1/29	13,221	15,387
	Southern California Edison Co.	6.650%	4/1/29	5,328	6,675
	Southern California Edison Co.	2.850%	8/1/29	9,425	10,183
	Southern California Edison Co.	2.250%	6/1/30	10,674	11,042
	Southern California Gas Co.	2.600%	6/15/26	8,250	8,906
	Southern California Gas Co.	2.550%	2/1/30	9,880	10,658
	Southern Co.	3.250%	7/1/26	35,919	40,211
	Southern Co.	3.700%	4/30/30	24,980	28,997
	Southern Co.	4.000%	1/15/51	26,400	27,655
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	7,667	8,504
	Southern Power Co.	4.150%	12/1/25	4,566	5,233
	Southwest Gas Corp.	3.700%	4/1/28	4,320	4,949
	Southwest Gas Corp.	2.200%	6/15/30	10,705	11,230
	Southwestern Electric Power Co.	2.750%	10/1/26	6,961	7,505
	Southwestern Electric Power Co.	4.100%	9/15/28	20,244	23,510
	Tucson Electric Power Co.	1.500%	8/1/30	5,580	5,544
	Union Electric Co.	2.950%	6/15/27	8,302	9,179
	Union Electric Co.	3.500%	3/15/29	12,453	14,279
	Union Electric Co.	2.950%	3/15/30	7,306	8,193
	United Utilities plc	6.875%	8/15/28	2,312	2,994
	Virginia Electric & Power Co.	3.150%	1/15/26	24,412	27,095
	Virginia Electric & Power Co.	2.950%	11/15/26	11,119	12,352
	Virginia Electric & Power Co.	3.500%	3/15/27	17,988	20,578
	Virginia Electric & Power Co.	3.800%	4/1/28	23,738	27,967
	Virginia Electric & Power Co.	2.875%	7/15/29	12,575	13,884
	WEC Energy Group Inc.	1.375%	10/15/27	11,750	11,789
	WEC Energy Group Inc.	1.800%	10/15/30	7,705	7,717
	Wisconsin Power & Light Co.	3.050%	10/15/27	4,620	5,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	3.000%	7/1/29	3,175	3,554
	Xcel Energy Inc.	3.350%	12/1/26	7,367	8,256
	Xcel Energy Inc.	4.000%	6/15/28	10,556	12,428
	Xcel Energy Inc.	2.600%	12/1/29	12,996	13,954
	Xcel Energy Inc.	3.400%	6/1/30	12,855	14,750
					2,804,032
Total Corporate Bonds (Cost $40,630,358)					42,926,076
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $40,906)	0.109%		409,063	40,906
Total Investments (99.2%) (Cost $40,901,202)					43,196,792
Other Assets and Liabilities—Net (0.8%)					343,039
Net Assets (100%)					43,539,831
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $1,357,217,000, representing 3.1% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Securities with a value of $2,738,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2021	(50)	(7,856)	1

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	229,810	—	229,810
Corporate Bonds	—	42,926,076	—	42,926,076
Temporary Cash Investments	40,906	—	—	40,906
Total	40,906	43,155,886	—	43,196,792

Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42
1	Represents variation margin on the last day of the reporting period.